united states
securities and exchange commission
washington, d.c.  20549

form n-csr

certified shareholder report of registered management investment companies

Investment Company Act file number  811-8774
                                   ---------

         Fairport Funds
--------------------------------------------------------------
(Exact name of registrant as specified in charter)

3636 Euclid Ave.    Cleveland, OH           44115
-------------------------------------------------
(Address of principal executive offices)            (Zip code)

Timothy Ashburn
Unified Fund Services
431 N. Pennsylvania St
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-332-6459

Date of fiscal year end:   10/31
                        ------------

Date of reporting period:  10/31/03
                         ----------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

Fairport Funds
Charting a Course You Can Trust (SM)

Government Securities

Annual Report to Shareholders

Fairport Government Securities Fund

October 31, 2003

FAIRPORT FUNDS

FAIRPORT GOVERNMEMT SECURITIES FUND

-------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns

                                                  1 Year            3 Years             5 Years            10 Years
                                                  ------            -------             -------            --------

Fairport Government Securities Fund               2.47%              7.34%               5.10%              5.36%

-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns
Market Benchmark Indices
                                                  1 Year            3 Years             5 Years            10 Years
                                                  ------            -------             -------            --------


Lehman Government Index                           2.91%              8.01%               6.11%              6.54%

Lehman Intermediate Government Index              2.55%              7.64%               5.94%              6.35%
-------------------------------------------------------------------------------------------------------------------------


Comparison of the Growth of a $10,000 Investment in the Fund and Indices*


                    Fairport Government         Lehman Government Index        Lehman Intermediate
                    Securities Fund                                            Government Index
     10/31/93           10,000.00                      10,000.00                  10,000.00
     10/31/94            9,275.73                       9,553.00                   9,993.00
     10/31/95           10,644.43                      11,022.00                  11,173.00
     10/31/96           11,132.10                      11,586.00                  11,806.00
     10/31/97           11,884.99                      12,590.00                  12,672.00
     10/31/98           13,145.60                      14,010.00                  13,876.00
     10/31/99           12,870.66                      13,841.00                  13,990.00
     10/31/00           13,554.72                      14,953.00                  14,844.00
     10/31/01           15,601.64                      17,208.00                  16,900.00
     10/31/02           16,454.13                      18,312.00                  18,053.00
     10/31/03           16,680.81                      18,844.00                  18,514.00


     *Investment in the Fund and indices on October 31, 1993 and held through October 31, 2003. UNLIKE OUR FUND, THE LEHMAN GOVERNMENT AND LEHMAN INTERMEDIATE GOVERNMENT INDICES DO NOT REFLECT FEES AND EXPENSES AND ARE UNMANAGED INDICATORS OF FINANCIAL PERFORMANCE; AS SUCH, THEY ARE NOT SOLD AS INVESTMENTS. The Lehman Government Index consists of U.S. Government and corporate bonds with maturities of one year or more and outstanding par value of at least $150 million. The Lehman Intermediate Government Index is the intermediate component of the Lehman Government Index and has been added as an additional index for the Government Securities Fund. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may be worth more or less than the original cost. The information regarding the Fund's portfolio should not be construed as a recommendation to buy or sell any particular security. The composition of the portfolio is subject to change. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                                   INVESTMENT ADVISOR'S REPORT

FAIRPORT GOVERNMENT SECURITIES FUND

     The Fairport Government Securities Fund seeks current income, consistent with capital preservation. The Fund normally invests at least 80% of assets in direct obligations of the U.S. Treasury, other U.S. government obligations, and separately traded components of U.S. Treasury obligations transferable through the Federal book entry system. It may invest the balance of assets in domestic corporate debt rated BBB or better. The Fund expects to maintain an average portfolio duration that will vary between three and seven years. The level of duration is considered to be in the intermediate range and will vary in anticipation of interest-rate changes.

     Beginning in the second quarter, the third quarter of 2003 succumbed to a staggering rise in interest rates that pushed the US Treasury 10yr Note from roughly a 3.1% percent yield to 4.5% percent. In such a short period, not seen since the eighties, prices relentlessly dropped as a result.

     The chain of events that led to the decline can be traced to the same evidence that propelled the rise in equity prices in the early spring: consecutive rises in leading indicators, consumption, retail sales and confidence. More importantly, deflation gave way to increased economic activity. The tail wind that drove thirty year fixed mortgage rates to below 5% percent had disappeared and in its place was a vacuum. Nearly all classes of fixed income assets declined in price. No fixed income holdings were left unscathed, whether individual or in a mutual fund. Only those assets that stayed closer to the short end of the yield curve received a dollar-weighted benefit. This is where the Fairport Government Securities Fund made its home in the third quarter.

     After spending a few quarters amply prepared for a rise in interest rates, the Fund was rewarded for keeping its duration shorter than its benchmark.
This allowed the benefit of the steep yield curve to limit the negative impact of volatility. Although the Treasuries declined faster than Corporate or Agency Bonds, the Fund was diversified in these asset classes to benefit Treasuries at the short end of the yield curve and Agencies at the intermediate part of the yield curve. In short, the 2yr Treasury went from being nearly 0.1% away from the Fed Funds Rate of 1% to nearly 2%. Some would suggest that this represents a rate premium to absorb any impending Federal Reserve Bank rate hikes; we're not so sure.

     Coming into the end of the quarter and the Fund's fiscal year, there is still a dearth of prevailing issues. Geopolitical events, although not always front page, are nonetheless an influence to what seems still a sensitive market. The same can be said for corporate malfeasance and uneven global growth. Add to that a looming concern regarding the pervasive growth of China and the weakening dollar. All these suggest that it's too early to write off fixed income assets. Therefore, the Fund used the back up in rates to carefully reestablish the profile of the portfolio closer to its intermediate benchmark. This should assist in holding the current gains, maintaining a high internal rate of return and helping to buffer future volatility.

FAIRPORT FUNDS
FAIRPORT GOVERNMENT SECURITIES FUND                            October 31, 2003

FIXED INCOME SECURITIES - 98.49%                                       Principal             Value

Corporate Bonds - 10.65%

Computer & Office Equipment - 1.56%
Dell Computer Corp., 6.550%, 04/15/2008                                $ 500,000             $ 557,569
Hewlett Packard Co., 7.150%, 06/15/2005                                  250,000               269,945
                                                                                         --------------
                                                                                               827,514

Diversified Manufacturing Operation - 0.96%
AlliedSignal, Inc. Note, 6.200%, 02/01/2008                              470,000               508,486

Electric-Integrated - 0.97%
Public Service Company of Colorado, 4.375%, 10/01/2008                   500,000               513,520

Finance Services - 1.03%
Morgan Stanley Note, 7.750%, 06/15/2005                                  500,000               545,663

Industrial Instruments for Measurement, Display & Control - 0.51%
Emerson Electric, 7.875%, 06/01/2005                                     250,000               273,088

Motor Vehicles & Passenger Car Bodies - 2.04%
DaimlerChrysler AG, 7.250%, 01/18/2006                                 1,000,000             1,081,314

Personal Credit Institutions - 1.02%
General Electric Capital Corp., 7.500%, 05/15/2005                       500,000               543,367

Security Brokers, Dealers & Flotation Companies - 1.04%
Goldman Sachs Group, Inc., 7.625%, 08/17/2005                            500,000               548,991

Short-Term Business Credit Institutions - 0.51%
Caterpillar Financial Services Corp., 5.950%, 05/01/2006                 250,000               270,278

Surgical & Medical Instruments & Apparatus - 1.01%
Baxter International, Inc. Note, 5.250%, 05/01/2007                      500,000               534,869

TOTAL CORPORATE BONDS                                                                        5,647,090
                                                                                         --------------


U.S. Government Agency Obligations -  19.42%

Business Credit Institutions - 2.06%
Private Export Funding Corp., 5.750%, 01/15/2008                       1,000,000             1,094,567



Federal Farm Credit Bank - 1.92%
4.860%, 01/02/2013                                                     1,000,000             1,015,861

Federal Home Loan Mortgage Corp - 4.04%
5.125%, 10/15/2008                                                     1,000,000             1,070,650
5.500%, 09/15/2011                                                     1,000,000             1,069,950
                                                                                         --------------
                                                                                             2,140,600


                                                        SCHEDULE OF INVESTMENTS
FAIRPORT GOVERNMENT SECURITIES FUND                            October 31, 2003

                                                                       Principal             Value

Federal National Mortgage Association - 9.36%
4.000%, 09/02/2008                                                   $ 1,000,000           $ 1,006,295
4.625%, 05/01/2013                                                     2,000,000             1,929,188
4.375%, 07/17/2013                                                     1,000,000               953,146
5.250%, 01/15/2009                                                     1,000,000             1,073,704
                                                                                         --------------
                                                                                             4,962,333

Sovereign Agency - 2.04%
Tennessee Valley Authority, 5.375%, 11/13/2008                         1,000,000             1,080,544

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                    10,293,905
                                                                                         --------------


U.S. Treasury Notes - 68.42%
4.250%, 08/15/2013                                                     2,000,000             1,992,502
5.375%, 02/15/2031                                                     3,500,000             3,617,989
5.000%, 02/15/2011                                                     2,000,000             2,141,642
5.000%, 08/15/2011                                                     3,000,000             3,202,149
6.500%, 05/15/2005                                                     3,000,000             3,224,766
6.500%, 08/15/2005                                                     4,000,000             4,337,344
6.500%, 10/15/2006                                                     3,500,000             3,911,527
6.625%, 05/15/2007                                                     4,500,000             5,104,336
6.750%, 05/15/2005                                                     5,000,000             5,392,970
6.875%, 05/15/2006                                                     3,000,000             3,349,806
                                                                                         --------------



TOTAL U.S. GOVERNMENT OBLIGATIONS                                                           36,275,031

TOTAL FIXED INCOME SECURITIES (Cost $48,958,102)                                            52,216,026
                                                                                         --------------


Money Market Securities - 0.10%
First American Government Obligations Fund - Class S, 0.36%
(Cost $52,642) (a) (b)                                                    52,642                52,642
                                                                                         --------------


TOTAL INVESTMENTS - 98.59%  (Cost $49,010,745)                                              52,268,668
                                                                                         --------------


Cash and other assets less liabilities - 1.41%                                                 748,299
                                                                                         --------------


TOTAL NET ASSETS - 100.00%                                                                $ 53,016,967
                                                                                         ==============


(a) Variable rate security; the coupon rate shown represents the rate at October 31, 2003.
(b) Held as collateral for futures trading.

 FAIRPORT FUNDS                              STATEMENT OF ASSETS AND LIABILITIES

                                              October 31, 2003
                                              ----------------
                                                  FAIRPORT
                                              GOVERNMENT SECURITIES
                                                   FUND
                                              ----------------


Assets:
Investments in securities:
     At cost                                           $ 49,010,745
                                                    ================
     At value                                          $ 52,268,668

Cash                                                         38,540
Interest receivable                                         903,450
Prepaid Expenses                                              1,845
                                                    ----------------
     Total assets                                        53,212,503
                                                    ----------------

Liabilities:
Payable for capital stock redeemed                           89,704
Accrued expenses                                             53,108
Payable to adviser                                           11,310
Distributions payable                                        41,414
                                                    ----------------
     Total liabilities                                      195,536
                                                    ----------------

Net Assets:                                            $ 53,016,967
                                                    ================

Shares outstanding                                        5,220,081
                                                    ----------------

Net Assets Consist of:
Paid-in-capital                                        $ 49,109,537
Accumulated undistributed net investment
  income/(loss)                                              (1,238)
Accumulated undistributed net realized gain
  (loss) on investments                                     650,745
Net unrealized appreciation
  (depreciation) on
   investments                                            3,257,923
                                                    ----------------
                                                       $ 53,016,967
                                                    ================

Net asset value, offering
    price per share                                         $ 10.16
                                                    ================

Redemption price per share $10.16*0.99  (a)                 $ 10.06
                                                    ================



(a) The redemption price per share reflects a redemption fee of 1.00% on shares redeemed within 30 days of purchase.

FAIRPORT FUNDS                                          STATEMENT OF OPERATIONS

                                             For the Year Ended October 31, 2003
                                                ----------------
                                                  FAIRPORT
                                              GOVERNMENT SECURITIES
                                                   FUND
                                                ----------------

Investment Income:
Interest                                               $3,109,453
                                                    --------------
     Total investment income                            3,109,453
                                                    --------------

Expenses:
Investment advisory fees                                  144,194
  (Note 3)
Distribution expense (Note 3)                             127,343
Administration expense                                     39,807
Transfer agent fees                                        31,177
Professional fees                                          52,557
Fund accounting fees                                       27,180
Custodian fees                                             23,960
Trustee fees                                               23,410
Miscellaneous expenses                                     18,504
Registration expenses                                       2,012
                                                    --------------
     Total expenses                                       490,144
                                                    --------------

Net Investment Income                                   2,619,309
                                                    --------------

Realized and Unrealized
  Gain/(Loss) on Investments:
Net realized gain/(loss) on
  investments                                             779,816
Net change in unrealized
  appreciation/(depreciation) on
  investments                                          (1,962,754)
                                                    --------------
Net realized and unrealized
  gain/(loss) on investments                           (1,182,938)
                                                    --------------

Increase/(Decrease) in Net
  Assets from Operations                               $1,436,371
                                                    ==============

FAIRPORT FUNDS                               STATEMENT OF CHANGES IN NET ASSETS

                                                        FAIRPORT
                                                  GOVERNMENT SECURITIES
                                                         FUND

                                          ---------------------------------

                                               Year            Year
                                              Ended            Ended
                                             10/31/03        10/31/02
                                          ---------------------------------

Operations:
Net investment income                        $ 2,619,309     $ 3,155,783
Net realized gain/(loss) on
  investments                                    779,816         842,480
Net change in unrealized
  appreciation (depreciation) on
  investments                                 (1,962,754)       (687,880)
                                          ---------------  --------------
Increase/(Decrease) in net assets
  from operations                              1,436,371       3,310,383
                                          ---------------  --------------


Dividends and Distributions
  to Shareholders:
From net investment income                    (2,620,547)     (3,155,783)
From net realized gains                         (789,626)       (692,802)
                                          ---------------  --------------
Total distributions                           (3,410,173)     (3,848,585)
                                          ---------------  --------------

Capital Share Transactions:
Proceeds from shares sold                      3,514,219       9,893,340
Reinvestment of dividends                      2,665,419       2,891,806
Paid for shares redeemed                     (13,395,935)    (18,696,802)
                                          ---------------  --------------
Net increase (decrease) from
  capital transactions                        (7,216,297)     (5,911,656)
                                          ---------------  --------------

Total increase (decrease) in
  net assets                                  (9,190,099)     (6,449,858)

Net Assets:
Beginning of year                             62,207,066      68,656,924
                                          ---------------  --------------
End of year                                 $ 53,016,967    $ 62,207,066
                                          ===============  ==============

Accumulated undistributed net
  investment income
  (loss) included in net assets
  at end of period                              $ (1,238)            $ -
                                          ---------------  --------------

Capital Share Transactions:
Shares sold                                      338,398         971,540
Shares issued on reinvestment
  of dividends                                   257,640         283,491
Shares redeemed                               (1,292,303)     (1,828,759)
                                          ---------------  --------------

Net increase (decrease) from
  capital transactions                          (696,265)       (573,728)
                                          ===============  ==============

FAIRPORT FUNDS                                          FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share at beneficial interest outstanding throughout each period presented.

                                                        FAIRPORT
                                                  GOVERNMENT SECURITIES
                                                         FUND

                                       ----------------------------------------------------------------
                                         Year          Year         Year         Year          Year
                                         Ended        Ended        Ended         Ended         Ended
                                       10/31/03      10/31/02     10/31/01     10/31/00      10/31/99
                                       ----------------------------------------------------------------

Net Asset Value, beginning of
  period                                 $ 10.51       $ 10.58       $ 9.75        $ 9.74      $ 10.43
                                       ----------   -----------  -----------  ------------   ----------

Income from Investment
  Operations:
Net investment income/(loss)                0.47 (a)      0.50         0.53          0.54         0.47
Net realized and unrealized gain/
  (loss) on investments                    (0.21)         0.04         0.84          0.01        (0.69)
                                       ----------   -----------  -----------  ------------   ----------
Total from investment operations            0.26          0.54         1.37          0.55        (0.22)
                                       ----------   -----------  -----------  ------------   ----------

Less Distributions:
From net investment income                 (0.47)        (0.50)       (0.54)        (0.54)       (0.47)
From net realized capital gains            (0.14)        (0.11)           -             -            -
                                       ----------   -----------  -----------  ------------   ----------
Total distributions                        (0.61)        (0.61)       (0.54)        (0.54)       (0.47)
                                       ----------   -----------  -----------  ------------   ----------

Net Asset Value, end of period           $ 10.16       $ 10.51      $ 10.58        $ 9.75       $ 9.74
                                       ==========   ===========  ===========  ============   ==========

Total Return                               2.47%         5.46%       14.44%         5.92%        (2.09)%

Ratios/Supplemental Data:
Net Assets, end of period (000)         $ 53,017      $ 62,207     $ 68,657      $ 54,107     $ 12,738
Ratio of expenses to average
  net assets:
    before reimbursement of
      expenses by Adviser                  0.85%         0.90%        0.89%         1.00%        2.34%
    after reimbursement of
      expenses by Adviser                    N/A          N/A          N/A          0.90%        0.90%
Ratio of net investment income
  to average net assets:
    before reimbursement of
      expenses by Adviser                  4.54%         4.93%        5.31%         5.53%        3.38%
    after reimbursement of
      expenses by Adviser                    N/A          N/A          N/A          5.62%        4.81%
Portfolio turnover                        45.80%        95.65%      281.77%       228.10%      837.17%


(a) Net investment income is based on average shares outstanding during the year.

FAIRPORT FUNDS

NOTE 1.  ORGANIZATION

     Fairport Government Securities Fund (the "Fund") is part of an open-end management investment company, Fairport Funds (the "Trust"), that is organized under Ohio law as a business trust under a Declaration of Trust dated September 16, 1994, as amended to date. The Trust currently consists of five funds:
Fairport Government Securities Fund (the "Fund"), Fairport Emerging Growth Fund (the "Emerging Growth Fund"), Fairport International Equity Fund (the "International Equity Fund"), Fairport Growth Fund (the "Growth Fund"), and Fairport Growth and Income Fund (the "Growth and Income Fund). The Emerging Growth Fund, International Equity Fund, Growth Fund, and Growth and Income Fund have a separate annual report. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund's investment objective is current income consistent with preservation of capital. Roulston & Company, Inc. ("Roulston") a wholly owned subsidiary of Fairport Asset Management, LLC, is the Fund's investment adviser.

     As of October 31, 2003, Fifth Third Bank, for the benefit of others, held 37.07% of the Fund. Roulston & Company may be considered to beneficially own shares of the Fund for its various managed accounts over which it has investment authority, amounting to 88.13% of the Fund.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Fund.

     Security Valuation: Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. The Board of Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the security. In such instances the security will be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

     Repurchase Agreements: The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by Roulston subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed-upon date and price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than the repurchase price plus accrued interest at all times. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.

     Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income monthly and net realized capital gains annually. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital and/or net realized gains.

                                                  NOTES TO FINANCIAL STATEMENTS
                                                           October 31, 2003


     Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the trade date. Security gains and losses are determined on the identified cost basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities.

     Dividends and Distributions: Net investment income (exclusive of capital gains) of the Fund is declared daily and distributed in the form of monthly dividends. Capital gains realized by the Fund are distributed annually.

     Redemption Fee: The Government Securities Fund charges a redemption fee of 1% (paid to the funds) on shares redeemed within 30 days of purchase. The fee does not apply to shares purchased through the reinvestment of dividends or other distributions, shareholders whom the Trust does not believe are engaged in market timing activities, and redemptions due retirement plans and certain other omnibus accounts. For the year ended October 31, 2003, the Fund collected $329 in redemption fees. These fees are included in the increase/decrease in net assets from capital transactions amounts in the Statements of Changes in Net Assets.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust and Roulston have entered into an Investment Advisory Agreement (the "Agreement") dated as of October 25, 2001. On October 25, 2001, a majority of shareholders for the Fund approved the Agreement. Prior to October 25, 2001, Roulston served as the Fund's investment adviser with an Investment Advisory Agreement dated as of January 25, 1995.

     Under the terms of the Agreement, Roulston makes the investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the investment program of the Fund. For its services as investment adviser, Roulston receives a fee, at an annual rate of 0.25% of the average daily net assets of the Fund up to $100 million of such assets, and 0.125% of such assets of $100 million or more. Such fees are calculated daily and paid monthly.

     Pursuant to Rule 12b-1 under the Act, the Trust has adopted a Distribution and Shareholder Service Plan dated January 20, 1995, as amended as of October 25, 2001 (the "Plan"), under which the Fund is authorized to pay or reimburse Roulston Research Corp. (the "Distributor"), a wholly-owned subsidiary of Roulston, a periodic amount calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Fund. Such an amount may be used by the Distributor to pay broker-dealers, banks and other institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between the Distributor and the Participating Organization or for distribution assistance and/or shareholder service provided by the Distributor. Under the Plan, a Participating Organization may include the Distributor's affiliates.

     Roulston has agreed with the Trust to waive its investment advisory fee and to reimburse certain other expenses of the Funds through March 1, 2004 to shareholders to the extent necessary to cause total operating expenses as a percentage of net assets of the Fund not to exceed 1.00%.

     The Trust has agreed that, if requested by Roulston, any operating expenses reimbursed by Roulston shall be repaid to Roulston by the Fund in the first, second, and third fiscal years following the fiscal year ending October 31, 2003, if the total annual operating expenses of the Fund for each such year or years, after giving effect to the repayment, do not exceed as a percentage of average daily net assets of the Fund, 1.00%, or any lower expense limitation to which the Trust and Roulston may agree.

     Information regarding these transactions is as follows for the fiscal year ended October 31, 2003:

                                                     2003
Investment Advisory Fees:
Fees before waiver                                    $ 144,194
Rule 12b-1 Fees                                         127,343
Fees waived                                                   -
                                                ----------------
Net fees and expenses to
  related parties                                     $ 271,537
                                                ================

FAIRPORT FUNDS                                    NOTES TO FINANCIAL STATEMENTS
                                                           October 31, 2003


     Certain officers of the Trust are also officers, directors and/or employees of Roulston and the Distributor. The officers serve without direct compensation from the Trust.

NOTE 4.  INVESTMENT TRANSACTIONS

     Purchases and sales of investment securities (excluding short-term securities) for the fiscal year ended October 31, 2003 were $25,899,905 and $33,542,570, respectively. Purchases and sales of United States Government Obligations were $22,715,790 and $22,898,850, respectively.

NOTE 5.  VARIATION MARGIN ON FUTURES CONTRACT

     The Fund may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Fund may use futures contracts to manage exposure to the bond markets or changes in interest rates, stock prices and currency values, or for gaining exposure to certain markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time Roulston, as investment adviser, may be attempting to sell some or all of the Fund's holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the futures commodity merchant. Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized gains and losses on contracts held during the period.

NOTE 6. UNREALIZED APPRECIATION AND DEPRECIATION

     The unrealized appreciation for all securities totaled $3,365,572 and the unrealized depreciation for all securities totaled $107,649 for a total net unrealized appreciation of $3,257,923. The aggregate cost of securities for federal income tax purposes at October 31, 2003 was $49,010,745 for the Fund. The difference between book cost and tax cost consists of wash sales in the amount of $21,550 for the Fund.


NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

     The tax character of distributions paid during the fiscal years ended October 31, 2003 and 2002, respectively, was as follows:

Distributions paid from:               2003            2002
                                   -------------   --------------
         Ordinary Income            $ 2,974,227      $ 3,695,761
         Long-term Capital Gain         452,134          152,824
                                   -------------   --------------
                                    $ 3,426,361      $ 3,848,585
                                   =============   ==============

     As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)           $ 116,730
Undistributed long-term capital gain/(accumulated losses)      595,741
Distributions payable                                          (41,414)
Unrealized appreciation/(depreciation)                       3,236,373
                                                          -------------
                                                           $ 3,907,430
                                                          =============

     The difference between financial reporting basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of wash sales as of $21,550.

FAIRPORT FUNDS                                   REPORT OF INDEPENDENT AUDITORS


To the Trustees and Shareholders of Fairport Government Securities Fund

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fairport Government Securities Fund (the "Fund") at October 31, 2003, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended October 31, 2002 and the financial highlights for each of the years presented through October 31, 2002 were audited by other auditors, whose report dated November 19, 2002 expressed an unqualified opinion on those financial statements and financial highlights.


PricewaterhouseCoopers LLP
Columbus, Ohio
December 22, 2003

FAIRPORT FUNDS

Officers of the Trust:

================================= ============================ ========================= =======================================

                                       Position(s) Held          Term of Office* and      Principal Occupation(s) During Past
     Name, Address and Age              With the Trust          Length of Time Served                  Five Years
================================= ============================ ========================= =======================================
Scott D. Roulston                          President                  Since 1994         Board of Managers and Chief Executive
3636 Euclid Avenue                                                                       Officer of Fairport Asset Management,
Cleveland, Ohio 44115                                                                    LLC since October 2001; President and
Age:  46                                                                                 Director of Roulston & Company, Inc.
                                                                                         and Roulston Research Corp. since
                                                                                         1990.

Charles A. Kiraly                   Secretary and Assistant           Since 1996         Vice President of Fairport Asset
3636 Euclid Avenue                         Treasurer                                     Management, LLC since October 2001.,
Cleveland, Ohio 44115                                                                    Vice President of Mutual Fund
Age:  34                                                                                 Administration, prior to, Manager of
                                                                                         Mutual Fund Administration and an
                                                                                         employee of Roulston & Company, Inc.
                                                                                         since April, 2000; prior thereto,
                                                                                         Senior Dealer Service Representative
                                                                                         at BISYS Fund Services, Ohio, Inc.
                                                                                         (mutual fund services company). since
                                                                                         April, 1996

Kenneth J. Coleman                         Treasurer                  Since 1999         Senior Managing Director of Fairport
3636 Euclid Avenue                                                                       Asset Management, LLC since October
Cleveland, Ohio 44115                                                                    2001. Joined Roulston & Company in
Age:  47                                                                                 January 1999 and has served as Chief
                                                                                         Operating Officer since September 1999.
                                                                                         From August 1997 to December 1998,
                                                                                         President of the Insurance Services Group
                                                                                         of National City Corporation (bank holding
                                                                                         company). For ten years prior thereto,
                                                                                         Executive at Capitol American Financial
                                                                                         Corporation (an insurance company.)

Karen A. Veselic                      Assistant Secretary             Since 2000         Senior Accountant for Fairport Asset
3636 Euclid Avenue                                                                       Management, LLC since October 2001.
Cleveland, Ohio 44115                                                                    Senior Accountant with Roulston &
Age:  33                                                                                 Company, Inc. since December 1997.
                                                                                         From August, 1994 to December, 1997,
                                                                                         Senior Accountant at Bunton
                                                                                         Corporation dba Pella Window & Door
                                                                                         Co.

                                  PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request: (1) by calling the Fund at 1-800-332-6459; (2) on the Fund's website at www.fairportfunds.com ; and (3) on the SEC's website at www.sec.gov.

                          INFORMATION REGARDING TRUSTEES & OFFICERS (UNAUDITED)


============================== ============ ================ ============================= =============== ====================
                                                                                             Number of
                                                Term of                                    Funds in Fund          Other
                               Position(s)    Office* and                                    Complex**     Directorships Held
                                Held With   Length of Time     Principal Occupation(s)      Overseen by        by Trustee
    Name, Address and Age       the Trust       Served          During Past Five Years        Trustee
============================== ============ ================ ============================= =============== ====================

Mark S. Biviano                  Trustee      Since 2001     Vice President and                  5                None
1795 W. Market Street                                        Executive Sales Director,
Akron, Ohio 44313                                            Rubber City Radio Group (a
Age:  50                                                     seven station radio group),
                                                             since November 1993.

David B. Gale                    Trustee      Since 1998     Executive Director of North         5                None
2775 Bishop Road                                             American Association of
Suite B                                                      State and Provincial
Willoughby Hills, Ohio                                       Lotteries (non-profit
44092                                                        association of sanctioned
Age:  51                                                     lotteries) since March,
                                                             1995; President of DBG
                                                             Consulting, Inc.
                                                             (management consulting
                                                             firm) since December, 1994.

Carolyn D. Pizzuto               Trustee      Since 2001     Vice President of Human             5                None
PO Box 5190                                                  Resources, Kent State
Kent, Ohio 44242                                             University, since 2002;
Age:  53                                                     Founder and Chief Executive
                                                             Officer, CDA  Management
                                                             Consulting, Inc.
                                                             (management consulting
                                                             firm), since 1991.

Other Trustees:

Thomas V. Chema                  Trustee      Since 2001(1)  Interim President, Hiram            5           Trans Technology
P.O. Box 67                                                  College, since 2003;                              Corporation
Hirim, Ohio 44234                                            Partner, Arter & Hadden LLP
Age:  57                                                     (law firm), from 1989 to
                                                             2003; since June, 1994,
                                                             President, Gateway
                                                             Consultants Group, Inc.
                                                             (sports and related public
                                                             facilities consulting).
------------------------------ ------------ ---------------- ----------------------------- --------------- --------------------


     * Each Trustee serves as such during the continued lifetime of the Trust until he dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees, and until the election and qualification of his successor.

     ** For purposes of this Table, Fund Complex means one or more mutual funds, including the Fairport Emerging Growth Fund, the Fairport International Equity Fund, the Fairport Growth Fund, the Fairport Growth and Income Fund, and the Fairport Government Securities Fund, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related.

     (1) Mr. Chema served as Trustee of the Trust from the Trust's inception in 1994 until September 2001, and then was re-elected by shareholders of the Trust in October 2001.

FAIRPORT FUNDS
Chart a Course You Can Trust (SM)

3636 Euclid Ave.
Cleveland, OH 44115
1-800-332-6459

Trustees:
Thomas V. Chema
David B. Gale
Carolyn D. Pizzuto
Mark S. Biviano

Officers:
Scott D. Roulston, President
Kenneth J. Coleman, Treasurer
Charles A. Kiraly, Secretary

Adviser:
Roulston & Company, Inc.
a subsidiary of Fairport Asset Management, LLC.
3636 Euclid Ave.
Cleveland, OH 44115

Distributor:
Roulston Research Corp.
3636 Euclid Ave.
Cleveland, OH 44115

Administrator & Transfer Agent:
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

Legal Counsel:
Thompson Hine LLP
312 Walnut Street, Suite 1400
Cincinnati, OH 45202

Independent Auditors:
PricewaterhouseCoopers LLP
100 East Broad Street, Suite 2100
Columbus, OH 43215

For information, call 1-800-332-6459 or visit us online at www.fairportfunds.com

Fairport Funds take their logo from the historic Fairport Harbor Lighthouse, located on Lake Erie at the Grand River, just east of the Funds' headquarters in Cleveland, Ohio. Originally built in 1825, the Fairport Harbor Lighthouse guided ships safely in and out of the harbor for 100 years. In its early years the lighthouse was considered the gateway to the Western Reserve and the vast frontiers of the Northwest Territories and beyond. Later the lighthouse served as a beacon and supply stop for pioneers and travelers on their way to western Great Lakes ports and beyond. The original brick structure was rebuilt in 1871 of sandstone blocks, as it remains today.



This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information. The information regarding the Fairport Funds should not be construed as a recommendation to buy or sell any particular security. The composition of each Fund is subject to change.

FAIRPORT FUNDS
Charting a Course You Can Trust (SM)

EQUITY FUNDS

ANNUAL REPORT TO SHAREHOLDERS

Fairport Emerging Growth Fund
Fairport International Equity Fund
Fairport Growth Fund
Fairport Growth and Income Fund


October 31, 2003

FAIRPORT FUNDS

FAIRPORT EMERGING GROWTH FUND

--------------------------------------------------------------------------------------------------
Average Annual Total Returns *
                                                                                Since Inception
                                            1 Year              3 Years         (July 1, 1999)
                                            ------              -------         --------------

Fairport Emerging Growth Fund               28.61%              -25.47%              6.94%

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Average Annual Total Returns *
Market Benchmark Indices                                                        Since Inception
                                            1 Year              3 Years         (July 1, 1999)
                                            ------              -------         --------------


Russell 2000 Growth Index                   46.55%              -7.66%              -2.38%
Lipper Small-Cap Growth Index               42.41%              -7.13%               3.66%
--------------------------------------------------------------------------------------------------


Comparison of the Growth of a $10,000 Investment in the Fund and Index

                  Fairport Emerging Growth Fund        Russell 2000 Growth Index
       7/1/99                  10,000.00                      10,000.00
     10/31/99                  19,330.00                       9,847.50
      4/30/00                  32,364.34                      12,583.62
     10/31/00                  32,323.14                      11,439.29
      4/30/01                  14,472.28                       9,456.06
     10/31/01                  11,134.90                       7,835.70
      4/30/02                  12,123.75                       8,650.34
     10/31/02                  10,403.56                       6,145.82
      4/30/03                  10,599.27                       6,617.50
     10/31/03                  13,380.42                       9,006.99


     * UNLIKE OUR FUND, THE RUSSELL 2000 GROWTH INDEX DOES NOT REFLECT FEES AND EXPENSES AND IS AN UNMANAGED INDICATOR OF FINANCIAL PERFORMANCE; AS SUCH, IT IS NOT SOLD AS AN INVESTMENT. The Russell 2000 Growth Index measures the performance of those companies within the 2,000 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Lipper Small-Cap Growth Index, an unmanaged indicator of financial performance that is not sold as an investment and is published by Lipper Inc., provides information that shows a peer index of the 30 largest funds with generally similar investment objectives to our fund. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may be worth more or less than the original cost. The information regarding the Fund's portfolio should not be construed as a recommendation to buy or sell any particular security. The composition of the portfolio is subject to change. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                            INVESTMENT ADVISER'S REPORT

FAIRPORT EMERGING GROWTH FUND

     The Fairport Emerging Growth Fund typically invests in the common stocks of companies considered to be small-cap growth or in their post-venture capital stage of development. These companies tend to be within the Russell 2000 Growth Index universe (which are those companies smaller than the 1000 largest companies in the Russell 3000 Index that are growing faster than average). The primary objective is capital appreciation.

     Periodic returns can be volatile due to the fact that many of the companies and the markets in which they do business are fast growing and subject to rapid change, not all of which can be anticipated. Also, many of these companies are competing in these markets or market niches against larger companies with greater financial resources, which themselves can effect change quickly. Finally, and more importantly, the status of investor confidence in the future is a greater component of the current stock price of an emerging company, which can have a narrow product line and little operating history for evaluation.

     For the fiscal year ended October 31, 2003, the Fund increased 28.61%, with most of this gain occurring during the past six months. Basically, investors finally determined that the economic recovery was robust, and that inflation and interest rates would remain low for a while; the war with Iraq proved brief and relatively successful, and other psychological restraints such as corporate governance became less important with reports of accelerating sales and earnings.

     The Fund's portfolio was positioned for both a strong economy and a strong stock market, as described in our semi-annual report to shareholders. Cyclical sectors were over-weighted and the beta or sensitivity to the market exceeded
1.0. These proved to be good ideas. However, our conservative, earnings-focused approach to individual stock selection worked against relative performance in the short run as companies without earnings performed unusually well. For instance, during the three months ended June 30th, more than 20% of the companies in the Russell 2000 Growth Index were unprofitable or expected to be unprofitable for the year, but the stocks of these companies rose in the quarter more than 60% on average. This kind of movement is not unusual in the first stage of a strong stock market, but seems unlikely to persist without corroboration from substantial profit growth.

     Some holdings in the Fund that performed especially well include: Avid Technology (software for digital media), Autobytel (website marketing), Cognizant Technology (offshore I. T.), J2 Global Communication (outsourced Web services), Quality Systems (healthcare information systems), Odyssey Health Care (hospice care), Chicos FAS (women's apparel), Corinthian Colleges and Education Management (education), and Doral Financial (financial services).

     The Fund remains positioned for both a strong economy and a strong stock market. About 32% of the portfolio is invested in technology stocks and 30% in consumer discretionary stocks. The respective weightings in the Russell index are 24% and 20%, respectively. We are under-weighted in the financial and producer durable sectors, although we expect to add holdings in the latter sector.

     The beta of the portfolio is 1.2. The average price-earnings ratio is 24 times projected earnings in 2004. The average projected long-term growth rate for earnings is 22%. The S & P 500 Index currently is priced at about 17 times projected earnings.

     Small cap stocks have outperformed large cap stocks during the past year because they were less expensive than large cap stocks at the beginning of that period and confidence in the future (which has improved) plays a greater role in their valuation. Since small cap stocks remain relatively less expensive than large cap stocks when adjusted for growth rates, and since confidence is not fully restored but continues to improve, we believe the outlook remains favorable.

FAIRPORT FUNDS

FAIRPORT INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------------------------
Average Annual Total Returns *
                                                                                Since Inception
                                            1 Year              3 Years         (July 1, 1999)
                                            ------              -------         --------------

Fairport International Equity Fund          20.12%              -7.79%              -2.29%

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Average Annual Total Returns *
Market Benchmark Index                                                          Since Inception
                                            1 Year              3 Years         (July 1, 1999)
                                            ------              -------         --------------


MSCI EAFE Index                             27.70%              -6.06%              -3.87%
--------------------------------------------------------------------------------------------------

Comparison of the Growth of a $10,000 Investment in the Fund and Index

                         Fairport International Equity Fund     MSCI EAFE Index
       7/1/99                     10,000.00                       10,000.00
     10/31/99                     10,230.00                       10,596.25
      4/30/00                     12,339.44                       11,242.65
     10/31/00                     11,533.27                       10,167.49
      4/30/01                     10,981.92                        9,279.01
     10/31/01                      8,787.56                        7,509.69
      4/30/02                      9,221.48                        7,999.49
     10/31/02                      7,529.18                        6,599.58
      4/30/03                      7,387.31                        6,738.81
     10/31/03                      9,043.84                        8,427.64

     * UNLIKE OUR FUND, THE MSCI EAFE INDEX DOES NOT REFLECT FEES AND EXPENSES AND IS AN UNMANAGED INDICATOR OF FINANCIAL PERFORMANCE; AS SUCH, IT IS NOT SOLD AS AN INVESTMENT. The Morgan Stanley Capital International Europe, Australia, and Far East Index (The MSCI EAFE Index) is an index of developed markets. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may be worth more or less than the original cost. The information regarding the Fund's portfolio should not be construed as a recommendation to buy or sell any particular security. The composition of the portfolio is subject to change. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                            INVESTMENT ADVISER'S REPORT

FAIRPORT INTERNATIONAL EQUITY FUND

     The International Equity Fund holds a group of assets focused primarily on companies headquartered in developed markets such as Western Europe, Japan, Australia, Singapore, and Hong Kong. In this context, the Fund is structured with investments that are felt to have a competitive advantage within the world market, while generally viewed as global leaders in their respective industries.

     The global economic recovery that has been anticipated has finally gotten off the ground with inflation being held in check while the global economy follows the lead of the expanding U.S. economy. The world markets have absorbed a plethora of issues over the last twelve months, such as the emergence of SARS (Severe Acute Respiratory Syndrome), which sent shockwaves through the Asian markets but have shown resiliency with most major indexes ending higher than a year ago. The rebuilding of post-war Iraq and the mending of diplomatic relations between the United States and their European allies has been slow but there have been positive signs of progress. For the twelve-month period of this annual report ended October 31, 2003, the International Equity Fund increased
20.39 percent. From the market low on March 12, 2003 to the end of the fiscal year on October 31, 2003, the Fund increased by 41.6 percent outperforming the Dow Jones Industrial Average as well as the S&P 500. Despite this overall improvement in the global capital markets, the Fund continued to search for companies with strong cash flow, low debt to equity and strong multi-currency controls. The latter is especially important, due to the continuing decline of the Dollar versus the world currencies, in particular the strengthening of the European currency or Euro. As in the past, the Fund remains subject to the Dollar denominated ADR's.

     Europeans continued to fight stagnant growth and budget restraints forced on them by the Maastricht Agreement. The Dollar has weakened substantially against the Euro adding new concerns to the large European manufacturers that depend on the U.S. market to sell their goods. This being said, the Eurozone, which tends to trail the North American economy, has shown signs of a rebound in recent GDP forecasts.

     In Japan, the Nikkei index hit a twenty-year low during the past year but has rebounded over 40 percent since the low. The Japanese economy has started to emerge out of its ten-year hibernation with positive real GDP growth predicted through the next year. China has come under pressure to revalue its currency in light of its strong growth over the last couple of years, bringing threats of tariffs from the United States. China continues to demand raw materials as it tries to keep up its torrid pace of producing goods for the developed markets, while exporting deflation along with it.


     Although it has been reduced, we continued our under-weighting in Japan versus the benchmark MSCI EAFE Index of developed international equity markets during the fiscal year, as more signs of a consistent upturn emerge. We did add to our position in Toyota (TM), as the shares came under pressure from large Japanese banks selling shares at the behest of new government regulations, as well as Mitsubishi Toyko Finance (MTF) and Nomura (NMR). The Fund has continued to shift to a more cyclical nature, capitalizing on strength in the United States as well as an upturn in worldwide consumer demand. We have added Signet Group PLC (SIGY), a leading global retailer of fine jewelry, WPP Group PLC (WPPGY), a world leading marketing and advertising firm and Luxottica Group
(LUX), a worldwide manufacturer and distributor of prescription eyewear and sunglasses. All three give us exposure to the U.S. consumer, with all receiving over half their revenues from the United States. We also moved to an over-weighting in the financial sector, hoping to benefit from lower interest rates across the globe, by inserting Toronto Dominion (TD), a premier Canadian financial services firm, as well as HSBC Holdings PLC (HBC). The Fund initiated a position in Latin America with Coca-Cola Femsa (KOF), the second largest Coca-Cola bottler in the world backed by one of the world's most recognizable brands, and Embraer (ERJ), a manufacturer of regional airliners. This is an area we look to expand in the future if the opportunity arises. Other names that we incorporated into the portfolio are Canadian Pacific Railway (CP) and Alcan Aluminum (AL). Both should benefit from an expanding economic recovery.

     We believe many of the companies in the International Equity Fund remain undervalued. The Fund is currently over-weighted in financials, consumer discretionary, and technology sectors while under-weighted in telecommunications, consumer staples and utilities. The Fund profile should be well positioned to benefit from an expanding global economy.

FAIRPORT FUNDS

FAIRPORT GROWTH FUND

---------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns

                                            1 Year              3 Years             5 Years        10 Years
                                            ------              -------             -------        --------

Fairport Growth Fund                        19.38%              -17.74%             -9.28%           1.25%
---------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns
Market Benchmark Indices
                                            1 Year              3 Years             5 Years        10 Years
                                            ------              -------             -------        --------


Russell 1000 Growth Index                   21.82%              -16.22%             -2.90%           8.84%
Lipper Large-Cap Growth Index               18.51%              -16.80%             -2.97%           7.48%

------------------------------------------------------------------------------------------------------------------------

Comparison of the Growth of a $10,000 Investment in the Fund and Index*

                         Fairport Growth Fund     Russell 1000 Growth Index
     10/31/93                10,000.00                       10,000.00
     10/31/94                11,088.58                        10535.73
     10/31/95                 13102.29                       13,613.01
     10/31/96                15,235.35                       16,614.79
     10/31/97                19,957.81                       21,678.03
     10/31/98                18,415.69                       27,020.06
     10/31/99                16,725.68                       36,273.76
     10/31/00                20,332.36                       39,658.30
     10/31/01                12,488.38                       23,816.30
     10/31/02                 9,481.10                       19,144.43
     10/31/03                11,318.06                       23,320.97

     *Investment in the Fund & Index on October 31, 1993 and held through October 31, 2003. UNLIKE OUR FUND, THE RUSSELL 1000 GROWTH INDEX DOES NOT REFLECT FEES AND EXPENSES AND IS AN UNMANAGED INDICATOR OF FINANCIAL PERFORMANCE; AS SUCH, IT IS NOT SOLD AS AN INVESTMENT. The Russell 1000 Growth Index is comprised of those companies within the 1000 largest companies in the Russell 3000 Index, with higher price-to-book ratios and higher forecasted growth values. The Lipper Large-Cap Growth Index, an unmanaged indicator of financial performance that is not sold as an investment and is published by Lipper Inc., provides information that shows a peer index of the 30 largest funds with generally similar investment objectives to our fund. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may be worth more or less than the original cost. The information regarding the Fund's portfolio should not be construed as a recommendation to buy or sell any particular security. The composition of the portfolio is subject to change. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                            INVESTMENT ADVISER'S REPORT

FAIRPORT GROWTH FUND

     The Fairport Growth Fund seeks capital appreciation by investing in companies typically experiencing an improvement in profitability or acceleration in earnings growth relative to their history or other companies. We buy these stocks if we believe this improvement is not fully reflected in the stock price, which generally is determined by examining the price to earnings ratio (P/E) compared to the market and the history of that relationship. Most of the companies owned by the Fund are part of the Russell 1000 Growth Index universe and typically have been public for a number of years.

     During the year ended October 31, 2003, the Fund increased 19.38% in value. Some of the better performing stocks were: Analog Devices, UTStarcom, Cisco Systems, EMC, and International Rectifier in Technology; Watson Pharmaceuticals in healthcare; Apollo Group, Career Education, Best Buy, Chicos FAS, Michael's Stores, and Omnicom in consumer discretionary; and American Express and Citigroup in financial. By sectors, technology and consumer discretionary performed very strongly, while healthcare and consumer staples were relatively weak. Cardinal Health and Johnson & Johnson, in particular, were two stocks expected to do well, but actually declined in price.

     In our April semi-annual report to shareholders, we noted the dramatically positive reversal in the outlook for stocks, especially growth stocks, and it's not a coincidence that performance has been positive since that report. To summarize that analysis, most of the relative value of a stock is related to the company's earnings, expected growth in earnings, and, importantly, confidence in that forecast of growth. During the past 2 1/2 years, earnings and growth in earnings were negatively impacted by the recession and lackluster recovery and confidence was impaired by terrorism, the war with Iraq, the economy, the explosion in corporate scandals, and growing laxity in accounting standards. Some of this is now behind us. The pickup in the economy that was expected to be robust in the aftermath of considerable fiscal and monetary stimulus has only now begun in earnest and should continue through 2004. Interest rates may rise in 2004 because of demand. However neither interest rates nor inflation should yet be an obstacle to higher stock prices because of the slack in the economy. Confidence has improved because of specific reasons such as the implementation of Sarbanes-Oxley and the completion of the Iraqi war, but other factors including the passing of time have to happen before it returns to a normal state. Importantly, improving confidence should contribute to higher P/E ratios, adjusted for the impact of changes in interest rates.

     In this environment, growth stocks should continue to do well. Although the Fund appreciated strongly during the past six months, the first phase of this stock market recovery saw companies without earnings (and dividends) performing especially well. But, as stated in the first paragraph, we focus on companies with earnings who are growth companies. Now, as we measure it, profitable companies with 12-20% growth rates, our area of concentration, seem relatively inexpensive compared to the rest of the market and we're optimistic that investors will focus on the kinds of companies currently owned.

     In regards to the portfolio, the average holding is selling at about 19 times 2004 earnings, compared with about 17 times for the S & P 500 Index. Long-term earnings growth is projected at 17% and beta is 1.2, which suggests greater volatility than the S & P 500 Index.

     In regards to sectors, the Fund is slightly under-weighted in technology, slightly over-weighted in healthcare, and significantly over-weighted in consumer discretionary stocks at 30% compared with 18% in the Russell 1000 Growth Index. Going forward, investments in consumer stocks may be reduced as earnings in other sectors pick up with the economy. Investments in the healthcare sector represent 26% of the Fund's holdings. During the first year of previous bull markets, the better performing sectors have been information technology, healthcare, consumer discretionary, and industrials. Only healthcare has failed to follow form. Going forward, will there be regression to the mean, or are things different this time? While things are probably somewhat different in view of evolving government pressures on the profitably of many firms, the healthcare sector appears undervalued enough based on current projections to warrant some emphasis.

FAIRPORT FUNDS

FAIRPORT GROWTH AND INCOME FUND

---------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns

                                            1 Year              3 Years             5 Years        10 Years
                                            ------              -------             -------        --------

Fairport Growth and Income Fund             19.46%              -4.02%              -2.20%           5.74%

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns
Market Benchmark Indices
                                            1 Year              3 Years             5 Years        10 Years
                                            ------              -------             -------        --------


Russell 1000 Value Index                    22.88%              -0.86%               3.68%          11.04%
Lipper Large-Cap Value Index                20.57%              -4.50%               1.53%           9.32%

---------------------------------------------------------------------------------------------------------------------------

Growth of a $10,000 Investment In the Fund & Index*

                 Fairport Growth and Income Fund        Russell 1000 Value Index
     10/31/93                10,000.00                       10,000.00
     10/31/94                10,472.30                       10,075.88
     10/31/95                12,289.70                       12,565.42
     10/31/96                14,473.18                       15,548.45
     10/31/97                19,771.14                       20,708.57
     10/31/98                19,532.95                       23,778.83
     10/31/99                19,323.25                       27,708.21
     10/31/00                19,762.98                       29,237.07
     10/31/01                16,794.87                       25,769.51
     10/31/02                14,627.26                       23,186.76
     10/31/03                17,473.08                       28,490.86

     *Investment in the Fund & Index on October 31, 1993 and held through October 31, 2003. UNLIKE OUR FUND, THE RUSSELL 1000 VALUE INDEX DOES NOT REFLECT FEES AND EXPENSES AND IS AN UNMANAGED INDICATOR OF FINANCIAL PERFORMANCE; AS SUCH, IT IS NOT SOLD AS AN INVESTMENT. The Russell 1000 Value Index is comprised of those companies within the 1000 largest companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values. The Lipper Large-Cap Value Index, an unmanaged indicator of financial performance that is not sold as an investment and is published by Lipper Inc., provides information that shows a peer index of the 30 largest funds with generally similar investment objectives to our fund. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may be worth more or less than the original cost. The information regarding the Fund's portfolio should not be construed as a recommendation to buy or sell any particular security.The composition of the portfolio is subject to change. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                                INVESTMENT ADVISER'S REPORT

FAIRPORT GROWTH & INCOME FUND

     The Fairport Growth and Income Fund's objective is capital appreciation and current income. The Fund tends to invest in a diversified portfolio of the common stocks of well-established companies trading at a discount to fair value based on their historic valuations. We are investing primarily, although not exclusively, in companies within the benchmark Russell 1000 Value Index universe. We are generally looking for dividend paying stocks trading below a market multiple. In addition to P/E ratios, we may also take into consideration other factors such as: price to book, price to sales, cash flow and debt levels. With an emphasis on diversification, we hold approximately 50 stocks. This allows us, to the extent possible, to spread risk across the portfolio and gain exposure to various sectors of the economy.

     For the period of this fiscal report ended October 31, 2003, the Growth & Income Fund increased 19.46 percent. Some of the better performing stocks during this timeframe included: Hewlett-Packard, International Rectifier, Best Buy Inc., Capital One Financial, Dover Corporation, Alcoa Inc., Avon Products, Liz Claiborne, Target Stores, and Lowe's Companies Inc. Some of the weaker stocks in the period included: Pfizer, Johnson & Johnson, DuPont and American International Group. Earlier in the period, soft economic data and geopolitical concerns at times pressured the markets. The uncertainty and volatility as a result of these issues presented buying opportunities within the equity markets. New purchases during the period include: Best Buy Inc., Darden Restaurants, Equity Office Properties, Hewlett-Packard, Illinois Tool Works, Pfizer, La-Z-Boy, Scotts Company and HCA Incorporated.

     Although the Fund has exposure to all sectors within the Russell 1000 Value Index, the structure of the portfolio has a clear cyclical tilt with an over-weighting in the consumer discretionary sector as well as other economically sensitive sectors such as materials & processing and producer durables. Additionally, to provide some balance to the portfolio, we have also maintained a slight over-weighting in consumer staples. We are generally in-line with benchmark weights in technology, healthcare, auto & transportation and other energy. We have maintained an under-weighted position in utilities, integrated oils, and financial services.

     The most significant of the over/under sector weightings is the exposure to consumer discretionary vs. utilities relative to the Russell 1000 Value Index. We have maintained a meaningful presence in the consumer discretionary sector accomplishing this by under-weighting utilities. Concerns over weak holiday spending pressured retailers in the calendar 4th quarter 2002 and negatively impacted performance for that period. Worried about geopolitical events, the consumer continued to take a "breather" into early 2003 by pulling back on spending and choosing instead to shore up personal balance sheets through increased savings, in addition to paying down credit card debt. This resulted in further pressure on the stocks within the consumer discretionary sector early in the first quarter. However, year to date 2003, the trend has reversed with consumer discretionary, just behind technology, being one of the best performing sectors in the S&P500. Utilities gained traction early in calendar 2003 as hopes of a full dividend tax exclusion stirred interest in the high yield that utilities generally provide. This has since subsided as the final package instead provided a reduction in the dividend tax to 15%, rather than a full exclusion.

     We continue to favor the consumer discretionary sector and intend to maintain an over-weighting there as well as in producer durables and materials & processing. The portfolio has begun to realize the benefit of this structure and we believe the environment should remain favorable going forward. We believe the consumer will maintain strength and continue to be a driver in the economic recovery. As discussed previously in the semi-annual report, we have viewed the recovery as a two-part process with continued strength from the consumer leading to strength in business providing a pick up in business confidence. This in turn should lead to increased capital spending, inventory rebuilding and most importantly, hiring, thus igniting a self-feeding cycle of strength in the economy with improvement in employment leading to additional strength in consumer spending and so on. Recent economic data suggests this scenario is beginning to unfold as we have seen an increase in both business confidence as well as employment.

     In addition, the third quarter GDP data showed the economy running at an annual pace in excess of 8%. This was the strongest GDP growth in nearly 20 years. Consumer spending was up over 6%, the strongest since 1997, fueled by tax cuts and mortgage refinancing. One of the most significant data items was the decline in inventories of approximately $14 billion. This represents an upward revision to the previous estimated decline of $38 billion, suggesting that we may be seeing a turn on inventories. Over the past four months durable goods sales have increased 3.3% while inventories have continued to decline by approximately 2%. This 5% spread is the biggest in over a decade and suggests that significant inventory rebuilding is on the horizon.

     The structure of the Fund portfolio, as discussed above, offering diverse cyclical exposure, should be nicely positioned to benefit from the economic strength that is expected ahead.

FAIRPORT FUNDS

FAIRPORT EMERGING GROWTH FUND                                                                           October 31, 2003

Common Stocks - 92.36%                                                              Shares                     Value

Abrasive, Asbestos & Misc Nonmetallic Mineral Products - 2.22%
Cabot Microelectronics Corp. (a)                                                        1,900                 $      108,300
Carbo Ceramics, Inc.                                                                    2,300                         96,600
                                                                                                        ---------------------
                                                                                                                     204,900

Adhesives & Sealants - 0.84%
SurModics, Inc. (a)                                                                     3,700                         77,737

Agricultural Services - 1.22%
VCA Antech, Inc. (a)                                                                    4,000                        112,960

Arrangement Of Transportation Of Freight & Cargo - 0.85%
C H Robinson Worldwide, Inc.                                                            2,000                         78,360

Broadwoven Fabric Mils, Man Made Fiber & Silk - 1.27%
Albany International Corp.                                                              3,800                        117,420

Computer Communication Equipment - 2.03%
Foundry Networks, Inc. (a)                                                              3,800                         88,388
Computer Network Technology Corp. (a)                                                  10,000                         99,000
                                                                                                        ---------------------
                                                                                                                     187,388

Computer Storage Devices - 1.45%
Western Digital Corp. (a)                                                              10,000                        134,500

Crude Petroleum & Natural Gas - 1.94%
Patina Oil & Gas Corp.                                                                  2,375                        100,177
Pogo Producing Co.                                                                      1,900                         79,439
                                                                                                        ---------------------
                                                                                                                     179,616

Electromedical & Electrotherapeutic Apparatus - 4.80%
Candela Corp. (a)                                                                       5,400                         92,610
Endocare, Inc. (a)                                                                     15,000                         66,825
Thoratec Corp. (a)                                                                      6,000                         92,340
Varian Medical Systems, Inc. (a)                                                        3,000                        191,820
                                                                                                        ---------------------
                                                                                                                     443,595

Electronic Computers - 1.41%
Cray, Inc. (a)                                                                         10,000                        130,200

General Industrial Machinery & Equipment - 0.84%
Nordson Corp.                                                                           2,800                         77,588


Hospital & Medical Service Plans - 0.99%
Centene Corp. (a)                                                                       3,000                         91,830


See accompanying notes which are an integral part of the financial statements.

                                                                                                         SCHEDULE OF INVESTMENTS
FAIRPORT EMERGING GROWTH FUND                                                                           October 31, 2003


Common Stocks - 92.36%                                                              Shares                     Value

In Vitro & In Vivo Diagnostic Substances - 1.08%
Immucor, Inc. (a)                                                                       3,400                      $ 100,028

Industrial Instruments for Measurement, Display, and Control - 0.38%
Cognex Corp.                                                                            1,300                         34,905

Investment Advice - 1.51%
Eaton Vance Corp.                                                                       4,000                        139,520

Leather & Leather Products - 3.07%
Coach, Inc. (a)                                                                         8,000                        283,760

Measuring & Controlling Devices - 1.05%
Trimble Navigation Ltd.  (a)                                                            3,500                         96,775

Mortgage Bankers & Loan Correspondents - 1.64%
Doral Financial Corp.                                                                   3,000                        151,500

Ophthalmic Goods - 2.11%
Cooper Companies, Inc.                                                                  4,500                        195,525

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.80%
Respironics, Inc. (a)                                                                   4,000                        166,760

Photographic Equipment & Supplies - 1.68%
Avid Technology, Inc. (a)                                                               3,000                        155,220

Retail - Apparel & Accessory Stores - 2.25%
Pacific Sunwear of California, Inc. (a)                                                 9,000                        207,810

Retail - Building Materials, Hardware, Garden Supply - 1.63%
Tractor Supply Co. (a)                                                                  3,600                        150,876

Retail - Eating Places - 10.03%
Applebee's International, Inc.                                                          7,425                        278,512
Cheesecake Factory, Inc. (a)                                                            5,000                        199,700
P F Changs China Bistro, Inc. (a)                                                       3,000                        146,220
Panera Bread Co. - Class A (a)                                                          3,000                        120,690
RARE Hospitality International, Inc. (a)                                                3,600                         89,280
Ruby Tuesday, Inc.                                                                      3,400                         92,990
                                                                                                        ---------------------
                                                                                                                     927,392

Retail - Hobby, Toy & Game Shops - 1.80%
Michaels Stores, Inc.                                                                   3,500                        166,145

Retail - Miscellaneous Retail - 1.02%
Autobytel, Inc. (a)                                                                     9,000                         94,050


See accompanying notes which are an integral part of the financial statements.

FAIRPORT FUNDS

FAIRPORT EMERGING GROWTH FUND                                                                           October 31, 2003


Common Stocks - 92.36%                                                              Shares                     Value

Retail - Women's Clothing Stores - 4.06%
Chico's Fashions, Inc. (a)                                                             10,000                      $ 375,400

Semiconductors & Related Devices - 3.47%
Applied Films Corp. (a)                                                                 3,000                         94,050
Avanex Corp. (a)                                                                       10,000                         51,700
Power Integrations, Inc. (a)                                                            2,000                         69,640
Vitesse Semiconductor Corp. (a)                                                        15,000                        105,600
                                                                                                        ---------------------
                                                                                                                     320,990

Services - Advertising Agencies - 1.18%
ValueClick, Inc. (a)                                                                   13,500                        108,810

Services - Business Services - 1.67%
WeBex Communications, Inc.  (a)                                                         7,000                        154,630

Services - Computer Integrated Systems Design - 4.33%
Macrovision Corp. (a)                                                                   3,700                         81,289
Packeteer, Inc. (a)                                                                     4,600                         80,408
Quality Systems, Inc. (a)                                                               5,000                        239,100
                                                                                                        ---------------------
                                                                                                                     400,797

Services - Computer Programming Services - 0.98%
Cognizant Technology Solutions Corp. (a)                                                2,000                         90,780

Services - Educational Services - 1.02%
Education Management Corporation (a)                                                    1,500                         94,770

Services - Misc Health & Allied Services - 2.45%
Accredo Health, Inc. (a)                                                                3,200                        102,272
American Healthways, Inc. (a)                                                           3,000                        124,350
                                                                                                        ---------------------
                                                                                                                     226,622

Services - Nursing & Personal Care Facilities - 1.35%
Odyssey Healthcare, Inc. (a)                                                            4,500                        124,830

Services - Personal Services - 1.85%
Regis Corp.                                                                             4,500                        171,090

Services - Prepackaged Software - 3.51%
Hyperion Solutions Corp. (a)                                                            2,500                         83,725
Magma Design Automation, Inc. (a)                                                       6,000                        145,380
Openwave Systems, Inc. (a)                                                              3,333                         43,496
Serena Software, Inc. (a)                                                               3,000                         51,750
                                                                                                        ---------------------
                                                                                                                     324,351

See accompanying notes which are an integral part of the financial statements.

                                                                                                          SCHEDULE OF INVESTMENTS
FAIRPORT EMERGING GROWTH FUND                                                                           October 31, 2003


Common Stocks - 92.36%                                                              Shares                     Value

Services - Racing, Including Track Operation - 2.15%
International Speedway Corp.                                                            3,000                      $ 127,620
Penn National Gaming, Inc. (a)                                                          3,000                         71,070
                                                                                                        ---------------------
                                                                                                                     198,690

Services - Specialty Outpatient Facilities - 1.08%
Caremark RX, Inc. (a)                                                                   4,000                        100,200

Services - Specialty Outpatient Facilities - 0.83%
Hanger Orthopedic Group, Inc. (a)                                                       4,500                         76,725

Services - Testing Laboratories - 0.66%
Aaipharma, Inc. (a)                                                                     3,350                         60,601

Surgical & Medical Instruments & Apparatus - 1.48%
Advanced Neuromodulation Systems, Inc. (a)                                              1,500                         61,500
Kensey Nash Corp. (a)                                                                   3,500                         75,740
                                                                                                        ---------------------
                                                                                                                     137,240

Telegraph & Other Message Communications - 3.67%
J2 Global Communications, Inc. (a)                                                     12,000                        339,840

Telephone & Telegraph Apparatus - 2.45%
Inter-Tel, Inc.                                                                         7,000                        176,330
Westell Technologies, Inc. (a)                                                          6,000                         49,980
                                                                                                        ---------------------
                                                                                                                     226,310

Wholesale - Computers & Peripheral Equipment & Software - 3.26%
Digital River, Inc. (a)                                                                 9,000                        246,420
Scansource, Inc. (a)                                                                    1,300                         55,900
                                                                                                        ---------------------
                                                                                                                     302,320

TOTAL COMMON STOCKS (Cost $5,753,770)                                                                              8,541,356

Exchange-Traded Funds - 4.32%
iShares Russell 2000 Growth Index Fund (Cost $401,620)                                  7,000                        400,050
                                                                                                        ---------------------


                                                                                  Principal Amount
Money Market Securities - 3.66%
First American Treasury Obligations Fund - Class S, 0.32%, (Cost $338,808) (b)      $ 338,808                        338,808
                                                                                                        ---------------------

TOTAL INVESTMENTS (Cost $6,494,198) - 100.34%                                                                      9,280,214
                                                                                                        ---------------------

Liabilities in excess of other assets - (0.34%)                                                                      (31,879)

TOTAL NET ASSETS - 100.00%                                                                                    $    9,248,335
                                                                                                        =====================


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at October 31, 2003.

See accompanying notes which are an integral part of the financial statements.

FAIRPORT FUNDS

FAIRPORT INTERNATIONAL EQUITY FUND                                                                        October 31, 2003

Common Stocks - 99.51%                                                                 Shares                 Value

Aircraft - 1.43%
Empresa Brasileira de Aeronautica S.A. (a)                                                 4,400               $   114,180

Automotive & Transport - Auto Manufacturers - 1.92%
Volvo AB (a)                                                                               5,500                   153,450

Bottled & Canned Soft Drinks & Carbonated Waters - 1.01%
Coca-Cola Femsa, S.A. (a)*                                                                 4,000                    80,800

Chemicals & Allied Products - 1.91%
Aventis S.A. (a)                                                                           2,875                   152,260

Electric Services - 3.54%
E. ON AG  (a)                                                                              3,600                   181,368
Endesa S.A. (a)                                                                            6,355                   100,600
                                                                                                       --------------------
                                                                                                                   281,968

Electronic & Other Electrical Equipment & Components - 7.44%
Siemens AG (a)                                                                             3,200                   215,392
Hitachi, Ltd. (a)                                                                          2,000                   119,520
Kyocera Corp.  (a)                                                                         2,500                   153,425
Matsushita Electric Industrial Co., Ltd. (a)                                               8,000                   104,960
                                                                                                       --------------------
                                                                                                                   593,297

Electronic Instruments - 2.79%
Royal Phillips Electronics (a)                                                             8,296                   222,665

Financial Services - Investment Banking & Brokerage - 1.94%
Nomura Holdings, Inc. (a)                                                                  9,000                   154,350

Food & Kindred Products - 3.59%
Groupe Danone (a)                                                                          3,000                    90,030
Nestle S.A. (a)                                                                            1,700                    93,570
Unilever Plc. (a)                                                                          3,000                   102,600
                                                                                                       --------------------
                                                                                                                   286,200

Gold & Silver Ores - 0.85%
Barrick Gold Corp. (a)                                                                     3,500                    68,145

Health Products & Services - 1.36%
Smith & Nephew Plc. (a)                                                                    1,350                   108,094

Household Audio & Video Equipment - 1.77%
Sony Corp. (a)                                                                             4,000                   140,800

Investment Advice - 1.38%
Amvescap Plc. (a)                                                                          7,000                   110,250


See accompanying notes which are an integral part of the financial statements.

                                                                                                    SCHEDULE OF INVESTMENTS
FAIRPORT INTERNATIONAL EQUITY FUND                                                                        October 31, 2003

Common Stocks - 99.51%                                                                 Shares                 Value

Life Insurance - 5.75%
AEGON N.V.  (a)                                                                           10,691            $      140,266
AXA (a)                                                                                    8,000                   152,000
ING Group N.V. (a)                                                                         7,962                   165,928
                                                                                                       --------------------
                                                                                                                   458,194

Metal Mining - 1.24%
Rio Tinto Plc. (a)                                                                         1,000                    99,050

Motor Vehicles & Passenger Car Bodies - 3.96%
Honda Motor Co. Ltd. (a)                                                                   8,500                   170,425
Toyota Motor Corp. (a)                                                                     2,500                   145,050
                                                                                                       --------------------
                                                                                                                   315,475

National Commercial Banks - 17.90%
B N P Paribas S.A. (a)                                                                     5,400                   141,876
Barclays Plc. (a)                                                                          4,000                   138,000
Deutsche Bank AG (a)                                                                       2,700                   176,850
HSBC Holdings Plc. (a)                                                                     2,037                   152,918
Mitsubishi Tokyo Financial Group, Inc (a)                                                 22,000                   161,480
National Australia Bank Ltd. (a)                                                           1,500                   162,600
Royal Bank of Scotland Group Plc. (d)                                                      6,000                   160,767
Toronto-Dominion Bank (a)                                                                  5,000                   166,450
UBS AG (a)                                                                                 2,700                   165,618
                                                                                                       --------------------
                                                                                                                 1,426,559

Newspapers: Publishing or Publishing & Printing - 2.24%
The News Corporation Ltd. (a)                                                              5,000                   178,250

Ophthalmic Goods - 0.78%
Luxottica Group S.p.A. (a)                                                                 3,900                    62,283

Perfumes, Cosmetics & Other Toilet Preparations - 1.48%
L'oreal S.A. (a)                                                                           8,000                   118,299

Petroleum Refining - 8.79%
BP Plc. (a)                                                                                4,500                   190,710
ENI Oil S.p.A. (a)                                                                         2,250                   178,875
Royal Dutch Petroleum Co. (c)                                                              3,500                   155,330
Total S.A. (a)                                                                             2,250                   175,657
                                                                                                       --------------------
                                                                                                                   700,572

Pharmaceutical Preparations - 5.67%
GlaxoSmithKline Plc. (a)                                                                   3,312                   143,376
Novartis AG (a)                                                                            4,500                   172,665
Novo Nordisk (a)                                                                           3,800                   135,546
                                                                                                       --------------------
                                                                                                                   451,587


See accompanying notes which are an integral part of the financial statements.

FAIRPORT FUNDS

FAIRPORT INTERNATIONAL EQUITY FUND                                                                        October 31, 2003

Common Stocks - 99.51%                                                                 Shares                 Value

Photographic Equipment & Supplies - 2.46%
Canon, Inc. (a)                                                                            4,000            $      195,800

Primary Production of Aluminum - 2.50%
Alcan, Inc. (a)                                                                            5,000                   199,650

Radio & TV Broadcasting & Communications Equipment - 1.71%
Nokia Corp. (a)                                                                            8,000                   135,920

Radio Telephone Communications - 2.12%
Vodafone Group Plc. (a)                                                                    8,000                   169,200

Railroads, Line-Haul Operating - 1.33%
Canadian Pacific Railway Ltd. (a)                                                          3,800                   106,362

Retail-Jewelry Stores - 1.00%
Signet Group Plc. (a)                                                                      1,500                    79,453

Semiconductors & Related Devices - 1.35%
Taiwan Semiconductor Manufacturing Co. Ltd. (a)*                                           9,720                   107,503

Services-Advertising Agencies - 1.32%
WPP Group Plc. (a)                                                                         2,200                   105,556

Steel Works, Blast Furnaces, Rolling Mills (Coke Ovens) - 2.58%
BHP Billiton Ltd. (a)                                                                     12,500                   206,000

Telecommunications - 1.78%
Telefonica DE Espana, S.A. (a)*                                                            3,787                   141,634

Wireless Communication Services - 2.62%
China Mobile Ltd. (a)                                                                      7,000                    99,190
NTT DoCoMo, Inc. (a)                                                                       5,000                   109,600
                                                                                                       --------------------
                                                                                                                   208,790

TOTAL COMMON STOCKS (Cost $7,694,469)                                                                            7,932,596
                                                                                                       --------------------

Exchange Traded Funds - 0.72%
iShares MSCI Hong Kong Index Fund                                                          1,900                    19,095
iShares MSCI Japan Index Fund *                                                            1,500                    13,860
iShares MSCI South Korea Index Fund *                                                      1,000                    24,190
                                                                                                       --------------------

TOTAL EXCHANGE TRADED FUNDS (Cost $58,097)                                                                          57,145
                                                                                                       --------------------


See accompanying notes which are an integral part of the financial statements.

                                                                                                    SCHEDULE OF INVESTMENTS
FAIRPORT INTERNATIONAL EQUITY FUND                                                                        October 31, 2003

Common Stocks - 99.51%                                                               Principal Amount         Value

Money Market Securities - 0.17%
First American Treasury Obligations Fund - Class S, 0.32% (Cost $13,312) (b)            $ 13,312                    13,312
                                                                                                       --------------------

TOTAL INVESTMENTS (Cost $7,765,878) - 100.40%                                                              $     8,003,053
                                                                                                       --------------------

Liabilities in excess of other assets - (0.40)%                                                                    (31,544)
                                                                                                       --------------------

TOTAL NET ASSETS - 100.00%                                                                                 $     7,971,509
                                                                                                       ====================


* Non-income producing.
(a) American Depository Receipt / American Depository Shares
(b) Variable rate security; the coupon rate shown represents the rate at October 31, 2003.
(c) New York Registry
(d) Foreign shares, United Kingdom

Fairport International Equity Fund
Diversification of Assets
     October 31, 2003
                                                                                                           Percentage
 Country of Net Assets
---------                                                                                                 -------------
      Australia                                                                                               6.86%
      Brazil                                                                                                  1.43%
      Canada                                                                                                  6.78%
      Denmark                                                                                                 1.70%
      Finland                                                                                                 1.71%
      France                                                                                                 10.41%
      Germany                                                                                                 7.20%
      Hong Kong                                                                                               1.48%
      Italy                                                                                                   3.03%
      Japan                                                                                                  18.43%
      Mexico                                                                                                  1.01%
      Netherlands                                                                                             8.58%
      South Korea                                                                                             0.31%
      Spain                                                                                                   3.04%
      Sweden                                                                                                  1.92%
      Switzerland                                                                                             5.42%
      Taiwan                                                                                                  1.35%
      United Kingdom                                                                                         19.57%
      United States                                                                                           0.17%
                                                                                                       --------------------
 Total                                                                                                      100.40%
 Liabilities less other assets                                                                               (0.40)%
                                                                                                       --------------------
 Grand Total                                                                                                100.00%
                                                                                                       ====================


See accompanying notes which are an integral part of the financial statements.

FAIRPORT FUNDS

FAIRPORT GROWTH FUND                                                                                   October 31, 2003

Common Stocks - 98.35%                                                             Shares                   Value

Abrasive, Asbestos & Misc Nonmetallic Mineral Products - 1.13%
Cabot Microelectronics Corp. (a)                                                       2,500              $     142,500

Advertising - 3.16%
Omnicom Group, Inc.                                                                    5,000                    399,000

Beverages - 1.33%
PepsiCo, Inc.                                                                          3,500                    167,370

Computer Communication Equipment - 0.83%
Cisco Systems, Inc. (a)                                                                5,000                    104,900

Computer Storage Devices - 0.55%
EMC Corp. (a)                                                                          5,000                     69,200

Computers & Office Equipment - 4.48%
Hewlett-Packard Co.                                                                   13,300                    296,723
International Business Machines Corp.                                                  3,000                    268,440
                                                                                                      ------------------
                                                                                                                565,163

Crude Petroleum & Natural Gas - 1.10%
Apache Corp.                                                                           1,995                    139,091

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.99%
General Electric Co.                                                                  13,000                    377,130

Electronic Computers - 1.43%
Dell Computer Corp. (a)                                                                5,000                    180,600

Federal & Federally - Sponsored Credit Agencies - 1.71%
Fannie Mae                                                                             3,000                    215,070

Finance Services - 2.39%
American Express Co.                                                                   4,000                    187,720
First Data Corp.                                                                       3,200                    114,240
                                                                                                      ------------------
                                                                                                                301,960

Fire, Marine & Casualty Insurance - 1.35%
American International Group, Inc.                                                     2,800                    170,324

Games, Toys & Children's Vehicles - 0.41%
Leapfrog Enterprises, Inc. (a)                                                         1,500                     51,855

Hospital & Medical Service Plans - 2.89%
Coventry Health Care, Inc. (a)                                                         2,000                    109,500
UnitedHealth Group, Inc.                                                               5,000                    254,400
                                                                                                      ------------------
                                                                                                                363,900

See accompanying notes which are an integral part of the financial statements.


                                                                                                SCHEDULE OF INVESTMENTS
FAIRPORT GROWTH FUND                                                                                   October 31, 2003

Common Stocks - 98.35%                                                             Shares                   Value

Leather & Leather Products - 2.81%
Coach, Inc. (a)                                                                       10,000          $         354,700

Men's & Boys' Furnishgs, Work Clothg, & Allied Garments - 0.68%
Cintas Corp.                                                                           2,000                     85,320

National Commercial Banks - 4.35%
Citigroup, Inc.                                                                        5,833                    276,484
MBNA Corp.                                                                            11,000                    272,250
                                                                                                      ------------------
                                                                                                                548,734

Ophthalmic Goods - 1.00%
Cooper Companies, Inc.                                                                 2,900                    126,005

Perfumes, Cosmetics & Other Toilet Preparations - 0.84%
Colgate-Palmolive Co.                                                                  2,000                    106,380

Pharmaceutical Preparations - 8.01%
Alcon, Inc.                                                                            3,800                    209,418
Forest Labs, Inc. (a)                                                                  5,200                    260,052
Johnson & Johnson                                                                      4,000                    201,320
Pfizer, Inc.                                                                           7,000                    221,200
Watson Pharmaceuticals, Inc. (a)                                                       3,000                    117,810
                                                                                                      ------------------
                                                                                                              1,009,800

Retail - Department Stores - 1.33%
Kohl's Corp. (a)                                                                       3,000                    168,210

Retail - Drug Stores and Proprietary Stores - 1.55%
Omnicare, Inc.                                                                         5,100                    195,534

Retail - Eating Places - 1.13%
Applebee's International, Inc.                                                         3,800                    142,538

Retail - Hobby, Toy & Game Shops - 1.05%
Michaels Stores, Inc.                                                                  2,800                    132,916

Retail - Home Furniture, Furnishings & Equipment Stores - 1.67%
Bed Bath & Beyond, Inc. (a)                                                            5,000                    211,200

Retail - Lumber & Other Building Materials Dealers - 6.49%
Home Depot, Inc.                                                                       6,800                    252,076
Lowe's Companies, Inc.                                                                 9,600                    565,728
                                                                                                      ------------------
                                                                                                                817,804

Retail - Miscellaneous Shopping Goods Stores - 2.34%
Staples, Inc.  (a)                                                                    11,000                    295,020


See accompanying notes which are an integral part of the financial statements.

FAIRPORT FUNDS

FAIRPORT GROWTH FUND                                                                                   October 31, 2003

Common Stocks - 98.35%                                                             Shares                   Value

Retail - Radio TV & Consumer Electronics Stores - 2.31%
Best Buy Co., Inc. (a)                                                                 5,000            $       291,550

Retail - Retail Stores - 1.42%
PETsMART, Inc.                                                                         7,000                    179,270

Retail - Women's Clothing Stores - 1.49%
Chico's Fashions, Inc. (a)                                                             5,000                    187,700

Semiconductors & Related Devices - 8.38%
Analog Devices, Inc. (a)                                                               2,400                    106,392
Atmel Corp. (a)                                                                       15,000                     84,600
Broadcom Corp. - Class A (a)                                                           4,300                    137,385
International Rectifier Corp. (a)                                                      9,000                    429,570
Microchip Technology, Inc.                                                             5,000                    163,550
Qlogic Corp. (a)                                                                       2,400                    134,520
                                                                                                      ------------------
                                                                                                              1,056,017

Services - Computer Integrated Systems Design - 1.89%
Computer Sciences Corp.  (a)                                                           6,000                    237,720

Services - Computer Processing & Data Preparation - 1.26%
DST Systems, Inc. (a)                                                                  4,200                    158,844

Services - Computer Programming Services - 1.66%
Cognizant Technology Solutions Corp. (a)                                               4,600                    208,794

Services - Educational Services - 2.21%
Apollo Group, Inc. - Class A (a)                                                       2,700                    171,531
Career Education Corp. (a)                                                             2,000                    107,100
                                                                                                      ------------------
                                                                                                                278,631

Services - Medical Laboratories - 2.00%
Laboratory Corp. of America Holdings (a)                                               7,100                    251,695

Services - Personal Services - 1.64%
H & R Block, Inc.                                                                      4,400                    207,196

Services - Pharmacy Services - 2.18%
Express Scripts, Inc. (a)                                                              5,000                    274,600

Services - Specialty Outpatient Facilities - 1.39%
Caremark RX, Inc. (a)                                                                  7,000                    175,350


See accompanying notes which are an integral part of the financial statements.

                                                                                                SCHEDULE OF INVESTMENTS
FAIRPORT GROWTH FUND                                                                                   October 31, 2003

Common Stocks - 98.35%                                                             Shares                   Value

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.01%
Procter & Gamble, Inc.                                                                 1,300            $       127,777

Surgical & Medical Instruments & Apparatus - 5.51%
Baxter International, Inc.                                                             5,300                    140,874
Boston Scientific Corp. (a)                                                            3,500                    237,020
Stryker Corp.                                                                          3,900                    316,329
                                                                                                      ------------------
                                                                                                                694,223

Transportation Services - 2.10%
InteractiveCorp (a)                                                                    7,204                    264,459

Wholesale - Drugs Proprietaries & Druggists' Sundries - 1.88%
Cardinal Health, Inc.                                                                  4,000                    237,360

Wholesale - Electronic Parts & Equipment - 1.02%
Arrow Electronics, Inc. (a)                                                            6,000                    128,100

TOTAL COMMON STOCKS (Cost $10,753,709)                                                                       12,401,510
                                                                                                      ------------------

                                                                                   Principal Amount

Money Market Securities - 1.97%
First American Treasury Obligations Fund - Class S, 0.32%, (Cost $248,431) (b)     $ 248,431                    248,431
                                                                                                      ------------------

TOTAL INVESTMENTS (Cost $11,002,140) - 100.32%                                                               12,649,941
                                                                                                      ------------------

Liabilities in excess of other assets - (0.32%)                                                                 (40,287)
                                                                                                      ------------------

TOTAL NET ASSETS - 100.00%                                                                               $   12,609,654
                                                                                                      ==================


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at October 31, 2003.

See accompanying notes which are an integral part of the financial statements.

FAIRPORT FUNDS

FAIRPORT GROWTH AND INCOME FUND                                                                              October 31, 2003

Common Stocks - 96.85%                                                                 Shares                     Value

Agriculture Chemicals - 1.13%
Scotts Co. (The) (a)                                                                       2,500                $     144,375

Beverages - 1.49%
PepsiCo, Inc.                                                                              4,000                      191,280

Computers & Office Equipment - 3.84%
Hewlett-Packard Co.                                                                       12,000                      267,720
International Business Machines Corp.                                                      2,500                      223,700
                                                                                                            ------------------
                                                                                                                      491,420

Construction, Mining & Materials Handling Machinery & Equip. - 2.29%
Dover Corp.                                                                                7,500                      292,650

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.85%
3M Co.                                                                                     3,000                      236,610

Crude Petroleum & Natural Gas - 2.43%
Apache Corp.                                                                               4,462                      311,090

Diversified - 1.08%
Honeywell International, Inc.                                                              4,500                      137,745

Dolls & Stuffed Toys - 2.27%
Mattel, Inc.                                                                              15,000                      290,400

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.79%
General Electric Co.                                                                       3,500                      101,535

Electronic Connectors - 0.98%
Tyco International Ltd.                                                                    6,000                      125,280

Electronic Instruments - 1.77%
Emerson Electric Co.                                                                       4,000                      227,000

Federal & Federally - Sponsored Credit Agencies - 1.40%
Fannie Mae                                                                                 2,500                      179,225

Finance Services - 3.04%
American Express Co.                                                                       4,500                      211,185
First Data Corp.                                                                           5,000                      178,500
                                                                                                            ------------------
                                                                                                                      389,685


See accompanying notes which are an integral part of the financial statements.


                                                                                                         SCHEDULE OF INVESTMENTS
FAIRPORT GROWTH AND INCOME FUND                                                                              October 31, 2003

Common Stocks - 96.85%                                                                 Shares                     Value

Fire, Marine & Casualty Insurance - 1.43%
American International Group, Inc.                                                         3,000                    $ 182,490

General Industrial Machinery & Equipment - 2.01%
Illinois Tool Works, Inc.                                                                  3,500                      257,425

Heating Equip, Except Elec & Warm Air & Plumbing Fixtures - 3.82%
Fortune Brands, Inc.                                                                       7,500                      488,625

Household Furniture - 1.10%
La-Z Boy, Inc.                                                                             7,000                      141,400

Lumber & Wood Products (No Furniture) - 2.12%
Weyerhaeuser Co.                                                                           4,500                      271,035

National Commercial Banks - 9.65%
Citigroup, Inc.                                                                            6,500                      308,100
Mellon Financial Corp.                                                                    12,500                      373,375
U.S. Bancorp                                                                              10,000                      272,200
Wells Fargo & Co.                                                                          5,000                      281,600
                                                                                                            ------------------
                                                                                                                    1,235,275

Newspapers: Publishing or Publishing & Printing - 2.63%
Gannett Co., Inc.                                                                          4,000                      336,440

Paper Mills - 1.24%
Kimberly-Clark Corp.                                                                       3,000                      158,430

Perfumes, Cosmetics & Other Toilet Preparations - 1.59%
Avon Products, Inc.                                                                        3,000                      203,880

Personal Credit Institutions - 2.85%
Capital One Financial Corp.                                                                6,000                      364,800

Petroleum Refining - 2.31%
Chevron Texaco Corp.                                                                        2,500                      185,750
Exxon Mobil Corp.                                                                          3,000                      109,740
                                                                                                            ------------------
                                                                                                                      295,490

Pharmaceutical Preparations - 3.00%
Johnson & Johnson                                                                          4,500                      226,485
Pfizer, Inc.                                                                               5,000                      158,000
                                                                                                            ------------------
                                                                                                                      384,485


See accompanying notes which are an integral part of the financial statements.

FAIRPORT FUNDS

FAIRPORT GROWTH AND INCOME FUND                                                                              October 31, 2003

Common Stocks - 96.85%                                                                 Shares                     Value

Plastic Mail, Synth Resin/Rubber, Cellulos  - 1.89%
DuPont (EI) de NeMours & Co.                                                               6,000                    $ 242,400

Primary Production of Aluminum - 2.47%
Alcoa, Inc.                                                                               10,000                      315,700

Radiotelephone Communications - 1.93%
Dominion Resouces, Inc.                                                                    4,000                      246,400

Railroads, Line-Haul Operating - 2.45%
Union Pacific Corp.                                                                        5,000                      313,000

Real Estate Investment Trusts - 0.99%
Equity Office Properties Trust                                                             4,500                      126,045

Refuse Systems - 1.22%
Waste Management, Inc.                                                                     6,000                      155,520

Retail - Eating Places - 0.82%
Darden Restaurants, Inc.                                                                   5,000                      104,750

Retail - Lumber & Other Building Materials Dealers - 4.14%
Lowe's Companies, Inc.                                                                     9,000                      530,370

Retail - Radio TV & Consumer Electronics Stores - 2.28%
Best Buy Co., Inc. (a)                                                                     5,000                      291,550

Retail - Variety Stores - 3.26%
Target Corp.                                                                              10,500                      417,270

Semiconductors & Related Devices - 1.49%
International Rectifier Corp. (a)                                                          4,000                      190,920

Services - Computer Processing & Data Preparation - 2.51%
DST Systems, Inc. (a)                                                                      8,500                      321,470

Services - General Medical & Surgical Hospitals - 0.90%
HCA, Inc.                                                                                  3,000                      114,750

Services - Personal Services - 1.84%
H & R Block, Inc.                                                                          5,000                      235,450

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.30%
Procter & Gamble, Inc.                                                                     3,000                      294,870


See accompanying notes which are an integral part of the financial statements.


                                                                                                     SCHEDULE OF INVESTMENTS
FAIRPORT GROWTH AND INCOME FUND                                                                              October 31, 2003

Common Stocks - 96.85%                                                                 Shares                     Value

State Commercial Bank - 2.92%
Bank of New York, Inc.                                                                    12,000                    $ 374,280

Surgical & Medical Instruments & Apparatus - 2.45%
Baxter International, Inc.                                                                 4,000                      106,320
Teleflex, Inc.                                                                             4,500                      207,045
                                                                                                            ------------------
                                                                                                                      313,365

Women's, Misses', and Juniors Outerwear - 2.88%
Liz Claiborne, Inc.                                                                       10,000                      368,900

TOTAL COMMON STOCKS (Cost $10,726,425)                                                                             12,395,080
                                                                                                            ------------------

Exchange Traded Funds - 1.28%
iShares Russell 1000 Value Index Fund (Cost $164,250)                                      3,000                      163,980
                                                                                                            ------------------

                                                                                      Principal Amount
Money Market Securities - 1.62%
First American Treasury Obligations Fund - Class S, 0.32%, (Cost $206,986) (b)         $ 206,986                      206,986
                                                                                                            ------------------

TOTAL INVESTMENTS (Cost $11,097,661) - 99.75%                                                                      12,766,046
                                                                                                            ------------------

Other assets less liabilities - 0.25%                                                                                  32,398
                                                                                                            ------------------

TOTAL NET ASSETS - 100.00%                                                                                     $   12,798,444
                                                                                                            ==================


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at October 31, 2003.

See accompanying notes which are an integral part of the financial statements.

FAIRPORT FUNDS                              STATEMENT OF ASSETS AND LIABILITIES

                                                                     October 31, 2003
                                        ---------------------------------------------------------------------------
                                           FAIRPORT           FAIRPORT           FAIRPORT          FAIRPORT
                                           EMERGING          INTERNATIONAL        GROWTH           GROWTH &
                                           GROWTH FUND       EQUITY FUND           FUND            INCOME FUND
                                        ---------------------------------------------------------------------------
Assets:
Investments in securities:
     At cost                                $ 6,494,198        $ 7,765,878      $ 11,002,140       $ 11,097,661
                                        ================   ================   ===============   ================
     At value                               $ 9,280,214        $ 8,003,053      $ 12,649,941       $ 12,766,046

Cash                                                  -                  -                 -                  -
Receivable for capital stock sold                    98                 86               205              4,305
Receivable for securities sold                        -                  -           184,395            218,348
Dividends and interest receivable                   859              6,084             5,913             15,027
Prepaid Expenses                                     52                686               117                297
                                        ----------------   ----------------   ---------------   ----------------
     Total assets                             9,281,223          8,009,909        12,840,571         13,004,023
                                        ----------------   ----------------   ---------------   ----------------

Liabilities:
Payable for securities purchased                      -              9,551           170,904            164,250
Accrued expenses                                 12,300             11,955            14,953             14,186
Payable to adviser                               20,588             16,894            45,060             27,143
                                        ----------------   ----------------   ---------------   ----------------
     Total liabilities                           32,888             38,400           230,917            205,579
                                        ----------------   ----------------   ---------------   ----------------

Net Assets:                                 $ 9,248,335        $ 7,971,509      $ 12,609,654       $ 12,798,444
                                        ================   ================   ===============   ================

Shares outstanding                              711,846            896,144         1,649,746          1,214,401
                                        ----------------   ----------------   ---------------   ----------------

Net Assets Consist of:
Paid-in Capital                              22,813,001         13,119,154        20,346,120         13,295,839
Accumulated undistributed net
  investment income/(loss)                            -                  -                 -              6,327
Accumulated undistributed net
  realized gain/(loss) on investments       (16,350,682)        (5,384,820)       (9,384,267)        (2,172,107)
Net unrealized appreciation
  (depreciation) on
   investments                                2,786,016            237,175         1,647,801          1,668,385
                                        ----------------   ----------------   ---------------   ----------------
                                            $ 9,248,335        $ 7,971,509      $ 12,609,654       $ 12,798,444
                                        ================   ================   ===============   ================

Net asset value, offering
    price per share                             $ 12.99             $ 8.90            $ 7.64            $ 10.54
                                        ================   ================   ===============   ================

Redemption price per share (a)
  $12.99*0.99, $8.90*0.99, $7.64*0.99,
  $10.54*0.99, respectively                     $ 12.86             $ 8.81            $ 7.56            $ 10.43
                                        ================   ================   ===============   ================



(a) The redemption price per share reflects a redemption fee of 1.00% on shares redeemed within 30 days of purchase.

See accompanying notes which are an integral part of the financial statements.

FAIRPORT FUNDS                                          STATEMENT OF OPERATIONS

                                             For the Year Ended October 31, 2003

                                       FAIRPORT             FAIRPORT          FAIRPORT           FAIRPORT
                                       EMERGING            INTERNATIONAL       GROWTH             GROWTH AND
                                      GROWTH FUND           EQUITY FUND         FUND             INCOME FUND

Investment Income:
Dividends                            $        16,662        $   175,774  (a)   $    78,587       $   199,960
Interest                                       1,570                176              1,369               853
                                   ------------------    ---------------   ----------------   ---------------
     Total investment income                  18,232            175,950             79,956           200,813
                                   ------------------    ---------------   ----------------   ---------------

Expenses:
Investment advisory fees                      58,006             58,850             83,622            87,000
  (Note 3)
Distribution expense (Note 3)                 17,093             17,316             24,529            25,627
Administration expense                        15,041             15,032             15,097            15,015
Transfer agent fees                           14,899             14,282             20,023            16,935
Professional fees                              5,303              4,710              6,176             9,386
Fund accounting fees                          22,722             22,985             23,720            22,821
Registration expenses                         10,978              5,207              5,706             5,428
Custodian fees                                 4,559              4,501              4,429             4,124
Trustee fees                                   2,996              3,198              4,370             4,633
Miscellaneous expenses                         2,585             20,115              3,599             3,530
                                   ------------------    ---------------   ----------------   ---------------
     Total expenses                          154,182            166,196            191,271           194,499
Expenses reimbursed (Note 3)                  (2,659)                 -                  -                 -
                                   ------------------    ---------------   ----------------   ---------------
     Net expenses                            151,523            166,196            191,271           194,499
                                   ------------------    ---------------   ----------------   ---------------

Net Investment Income/(Loss)                (133,291)             9,754           (111,315)            6,314
                                   ------------------    ---------------   ----------------   ---------------

Realized and Unrealized
  Gain/(Loss) on Investments:
Net realized gain/(loss) on:
  investments                               (455,754)          (712,294)        (2,047,977)         (780,545)
Net change in unrealized
  appreciation/(depreciation) on:
     investments                           2,667,653          2,068,176          4,207,129         2,896,258
     foreign currency                              -             12,246                  -                 -
                                   ------------------    ---------------   ----------------   ---------------
Net realized and unrealized
  gain/(loss) on investments               2,211,899          1,368,128          2,159,152         2,115,713
                                   ------------------    ---------------   ----------------   ---------------

Increase/(Decrease) in Net
  Assets from Operations                 $ 2,078,608        $ 1,377,882        $ 2,047,837       $ 2,122,027
                                   ==================    ===============   ================   ===============


(a) Dividends are net of $7,852 of foreign taxes withheld.

See accompanying notes which are an integral part of the financial statements.

FAIRPORT FUNDS



                                                  FAIRPORT                         FAIRPORT
                                             EMERGING GROWTH                   INTERNATIONAL
                                                   FUND                          EQUITY FUND
                                      ------------------------------------------------------------------

                                           Year            Year             Year            Year
                                          Ended            Ended           Ended            Ended
                                         10/31/03        10/31/02         10/31/03        10/31/02
                                      ------------------------------------------------------------------

Operations:
Net investment income/(loss)              $ (133,291)     $ (153,071)         $ 9,754       $ (13,110)
Net realized gain/(loss) on
  investments                               (455,754)     (4,110,688)        (712,294)     (2,591,183)
Net change in unrealized
  appreciation (depreciation) on:
  investments                              2,667,653       3,767,079        2,068,176       1,213,210
  foreign currency translation                     -               -           12,246               -
                                      ---------------  --------------  ---------------  --------------
Increase/(Decrease) in net assets          2,078,608        (496,680)       1,377,882      (1,391,083)
                                      ---------------  --------------  ---------------  --------------

Dividends and Distributions
  to Shareholders:
From net investment income                         -               -           (9,754)        (64,463)
From net realized gains                            -               -                -               -
Return of Capital                                  -               -          (13,328)              -
                                      ---------------  --------------  ---------------  --------------
Total distributions                                -               -          (23,082)        (64,463)
                                      ---------------  --------------  ---------------  --------------

Capital Share Transactions:
Proceeds from shares sold                  1,274,433       3,135,143        1,070,597      15,731,804
Reinvestment of dividends                          -               -           22,605          62,245
Paid for shares redeemed                  (1,494,140)     (4,806,878)      (2,962,687)    (18,721,437)
                                      ---------------  --------------  ---------------  --------------
Net increase (decrease) from
  capital transactions                      (219,707)     (1,671,735)      (1,869,485)     (2,927,388)
                                      ---------------  --------------  ---------------  --------------

Total increase (decrease) in
  net assets                               1,858,901      (2,168,415)        (514,685)     (4,382,934)

Net Assets:
Beginning of year                          7,389,434       9,557,849        8,486,194      12,869,128
                                      ---------------  --------------  ---------------  --------------
End of year                              $ 9,248,335     $ 7,389,434      $ 7,971,509     $ 8,486,194
                                      ===============  ==============  ===============  ==============

Accumulated undistributed net
  investment income
  (loss) included in net assets
  at end of period                       $         -     $         -      $         -     $         -
                                      ---------------  --------------  ---------------  --------------

Capital Share Transactions:
Shares sold                                  122,573         278,328          140,803       1,810,627
Shares issued on reinvestment
  of dividends                                     -               -            2,865           6,822
Shares redeemed                             (142,341)       (430,536)        (389,083)     (2,157,206)
                                      ---------------  --------------  ---------------  --------------

Net increase (decrease) from
  capital transactions                       (19,768)       (152,208)        (245,415)       (339,757)
                                      ===============  ==============  ===============  ==============


See accompanying notes which are an integral part of the financial statements.

                                             STATEMENT OF CHANGES IN NET ASSETS

                                               FAIRPORT                             FAIRPORT
                                               GROWTH                         GROWTH AND INCOME
                                                 FUND                                FUND
                                      -------------------------------  ---------------------------------

                                           Year            Year             Year            Year
                                          Ended            Ended           Ended            Ended
                                         10/31/03        10/31/02         10/31/03        10/31/02
                                      -------------------------------  ---------------------------------

Operations:
Net investment income (loss)              $ (111,315)     $ (117,441)         $ 6,314        $ 21,040
Net realized gain/(loss) on
  investments                             (2,047,977)     (4,746,558)        (780,545)       (173,803)
Net change in unrealized
  appreciation (depreciation) on
  investments                              4,207,129         739,213        2,896,258      (1,433,397)
                                      ---------------  --------------  ---------------  --------------
Increase/Decrease in net assets            2,047,837      (4,124,786)       2,122,027      (1,586,160)
                                      ---------------  --------------  ---------------  --------------

Dividends and Distributions
  to Shareholders:
From net investment income                         -               -          (21,027)              -
From net realized gains                            -               -                -               -
                                      ---------------  --------------  ---------------  --------------
Total distributions                                -               -          (21,027)              -
                                      ---------------  --------------  ---------------  --------------

Capital Share Transactions:
Proceeds from shares sold                  1,275,510       2,305,558        1,630,627       3,036,383
Reinvestment of dividends                          -               -           20,365               -
Paid for shares redeemed                  (2,218,388)     (7,109,153)      (2,421,962)     (2,692,038)
                                      ---------------  --------------  ---------------  --------------
Net increase (decrease) from
  capital transactions                      (942,878)     (4,803,595)        (770,970)        344,345
                                      ---------------  --------------  ---------------  --------------

Total increase (decrease) in
  net assets                               1,104,959      (8,928,381)       1,330,030      (1,241,815)

Net Assets:
Beginning of year                         11,504,695      20,433,076       11,468,414      12,710,229
                                      ---------------  --------------  ---------------  --------------
End of year                             $ 12,609,654    $ 11,504,695     $ 12,798,444    $ 11,468,414
                                      ===============  ==============  ===============  ==============

Accumulated undistributed net
  investment income
  (loss) included in net assets
  at end of period                        $        -    $          -        $   6,327        $ 21,040
                                      ---------------  --------------  ---------------  --------------

Capital Share Transactions:
Shares sold                                  199,737         292,316          182,506         300,368
Shares issued on reinvestment
  of dividends                                     -               -            2,327               -
Shares redeemed                             (348,335)       (918,391)        (268,343)       (254,200)
                                      ---------------  --------------  ---------------  --------------

Net increase (decrease) from
  capital transactions                      (148,598)       (626,075)         (83,510)         46,168
                                      ===============  ==============  ===============  ==============


See accompanying notes which are an integral part of the financial statements.

FAIRPORT FUNDS

The tables below set forth financial data for a share at beneficial interest outstanding throughout each period presented.

                                                             FAIRPORT EMERGING
                                                               GROWTH FUND

                                       ----------------------------------------------------------------

                                         Year         Year          Year         Year         Period
                                         Ended        Ended        Ended         Ended        Ended
                                       10/31/03     10/31/02      10/31/01     10/31/00     10/31/99 (a)
                                       ----------  ------------  ----------------------------------------

Net Asset Value, beginning of
  period                                 $ 10.10       $ 10.81      $ 31.38       $ 19.35      $ 10.00
                                       ----------  ------------  -----------  ------------  -----------

Income from Investment
  Operations:
Net investment income (loss)               (0.19)(d)     (0.19)       (0.21)        (0.35)       (0.02)
Net realized and unrealized gain
  (loss) on investments                     3.08         (0.52)      (20.36)        13.19         9.37
                                       ----------  ------------  -----------  ------------  -----------
 Total from investment operations            2.89         (0.71)      (20.57)        12.84         9.35
                                       ----------  ------------  -----------  ------------  -----------

Less Distributions:
From net realized capital gains                -             -            -         (0.81)           -
                                       ----------  ------------  -----------  ------------  -----------
Total distributions                            -             -            -         (0.81)           -
                                       ----------  ------------  -----------  ------------  -----------

Net Asset Value, end of period           $ 12.99       $ 10.10      $ 10.81       $ 31.38      $ 19.35
                                       ==========  ============  ===========  ============  ===========

Total Return                              28.61%         (6.57)%     (65.55)%      67.22%       93.30% (b)

Ratios/Supplemental Data:
Net Assets, end of period (000)          $ 9,248       $ 7,389      $ 9,558      $ 24,271      $ 3,284
Ratio of expenses to average
  net assets
    before reimbursement of
      expenses by Adviser                  1.98%         1.91%        1.82%         1.76%       11.54% (c)
    after reimbursement of
      expenses by Adviser                  1.95%         N/A           N/A          1.75%        1.95% (c)
Ratio of net investment income
  to average net assets
    before reimbursement of
      expenses by Adviser                  (1.75)%       (1.68)%      (1.36)%       (1.04)%     (10.46)(c)
    after reimbursement of
      expenses by Adviser                  (1.72)%       N/A           N/A          (1.03)%      (0.87)(c)
Portfolio turnover                        74.45%        59.89%      212.80%       302.63%       79.91% (b)


(a) For the period July 1, 1999 (inception) to October 31, 1999.
(b) For periods of less than one full year, the total return and portfolio turnover are not annualized.
(c) Annualized
(d) Net investment income (loss) is based on average shares outstanding during the year.

See accompanying notes which are an integral part of the financial statements.

                                                           FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share at beneficial interest outstanding throughout each period presented.

                                                          FAIRPORT
                                                        INTERNATIONAL
                                                         EQUITY FUND

                                       ----------------------------------------------------------------

                                         Year         Year          Year         Year         Period
                                         Ended        Ended        Ended         Ended        Ended
                                       10/31/03     10/31/02      10/31/01     10/31/00     10/31/99 (a)
                                       ----------  ------------  ----------------------------------------

Net Asset Value, beginning of
  period                                  $ 7.43        $ 8.69      $ 11.47       $ 10.23      $ 10.00
                                       ----------  ------------  -----------  ------------  -----------

Income from Investment
  Operations:
Net investment income (loss)                0.01 (d)      0.03        (0.02)            -        (0.01)
Net realized and unrealized gain
  (loss) on investments                     1.47         (1.26)       (2.70)         1.31         0.24
Return of Capital                           0.01             -            -             -            -
                                       ----------  ------------  -----------  ------------  -----------
Total from investment operations            1.49         (1.23)       (2.72)         1.31         0.23
                                       ----------  ------------  -----------  ------------  -----------

Less Distributions:
From net investment income                 (0.02)        (0.03)           -         (0.03)           -
From net realized capital gains                -             -        (0.06)        (0.04)           -
                                       ----------  ------------  -----------  ------------  -----------
Total distributions                        (0.02)        (0.03)       (0.06)        (0.07)           -
                                       ----------  ------------  -----------  ------------  -----------

Net Asset Value, end of period            $ 8.90        $ 7.43       $ 8.69       $ 11.47      $ 10.23
                                       ==========  ============  ===========  ============  ===========

Total Return                              20.12%        (14.32)%     (23.81)%      12.74%        2.30% (b)

Ratios/Supplemental Data:
Net Assets, end of period (000)          $ 7,972       $ 8,486     $ 12,869      $ 20,863      $ 2,673
Ratio of expenses to average
  net assets
    before reimbursement of
      expenses by Adviser                  1.89%         1.88%        1.66%         1.79%       15.24% (c)
    after reimbursement of
      expenses by Adviser                   N/A          N/A           N/A          1.78%        1.95% (c)
Ratio of net investment income
  to average net assets
    before reimbursement of
      expenses by Adviser                  0.12%         (0.30)%      0.21%         (0.01)%     (13.86)(c)
    after reimbursement of
      expenses by Adviser                   N/A          N/A           N/A          0.01%        (0.57)(c)
Portfolio turnover                        31.75%        73.16%       43.13%        58.37%       51.26% (b)



(a) For the period July 1, 1999 (inception) to October 31, 1999.
(b) For periods of less than one full year, the total return and portfolio turnover are not annualized.
(c) Annualized
(d) Net investment income (loss) is based on average shares outstanding during the year.

See accompanying notes which are an integral part of the financial statements.

FAIRPORT FUNDS



                                                      FAIRPORT GROWTH
                                                          FUND

                                       ----------------------------------------------------------------

                                         Year         Year          Year         Year          Year
                                         Ended        Ended        Ended         Ended        Ended
                                       10/31/03     10/31/02      10/31/01     10/31/00      10/31/99
                                       ----------  ------------  --------------------------------------

Net Asset Value, beginning of
  period                                  $ 6.40        $ 8.43      $ 14.94       $ 12.75      $ 16.45
                                       ----------  ------------  -----------  ------------  -----------

Income from Investment
  Operations:
Net investment income (loss)               (0.07)(a)     (0.05)       (0.08)        (0.11)       (0.06)
Net realized and unrealized gain
  (loss) on investments                     1.31         (1.98)       (5.30)         2.78        (1.03)
                                       ----------  ------------  -----------  ------------  -----------
Total from investment operations            1.24         (2.03)       (5.38)         2.67        (1.09)
                                       ----------  ------------  -----------  ------------  -----------

Less Distributions:
From net realized capital gains                -             -        (1.13)        (0.48)       (2.61)
                                       ----------  ------------  -----------  ------------  -----------
Total distributions                            -             -        (1.13)        (0.48)       (2.61)
                                       ----------  ------------  -----------  ------------  -----------

Net Asset Value, end of period            $ 7.64        $ 6.40       $ 8.43       $ 14.94      $ 12.75
                                       ==========  ============  ===========  ============  ===========

Total Return                              19.38%        (24.08)%     (38.58)%      21.56%        (9.18)%

Ratios/Supplemental Data:
Net Assets, end of period (000)         $ 12,610      $ 11,505     $ 20,433      $ 33,425     $ 36,412
Ratio of expenses to average
  net assets
    before reimbursement of
      expenses by Adviser                  1.71%         1.71%        1.45%         1.76%        1.57%
    after reimbursement of
      expenses by Adviser                    N/A         1.38%        1.38%         1.38%        1.38%
Ratio of net investment income
  to average net assets
    before reimbursement of
      expenses by Adviser                  (0.99)%       (1.02)%      (0.83)%       (1.12)%      (0.44)%
    after reimbursement of
      expenses by Adviser                    N/A         (0.69)%      (0.76)%       (0.74)%      (0.26)%
Portfolio turnover                        49.65%        42.74%       95.30%        98.87%      121.21%


(a) Net investment income (loss) is based on average shares outstanding during the year.

See accompanying notes which are an integral part of the financial statements.

                                                           FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share at beneficial interest outstanding throughout each period presented.


                                                FAIRPORT GROWTH AND INCOME FUND

                                       ----------------------------------------------------------------

                                         Year         Year          Year         Year          Year
                                         Ended        Ended        Ended         Ended        Ended
                                       10/31/03     10/31/02      10/31/01     10/31/00      10/31/99
                                       ----------  ------------  --------------------------------------

Net Asset Value, beginning of
  period                                  $ 8.84       $ 10.15      $ 12.15       $ 14.88      $ 15.89
                                       ----------  ------------  -----------  ------------  -----------

Income from Investment
  Operations:
Net investment income (loss)                0.01 (a)      0.02         0.04          0.05         0.01
Net realized and unrealized gain
  (loss) on investments                     1.71         (1.33)       (1.83)         0.10        (0.08)
                                       ----------  ------------  -----------  ------------  -----------
Total from investment operations            1.72         (1.31)       (1.79)         0.15        (0.07)
                                       ----------  ------------  -----------  ------------  -----------

Less Distributions:
From net investment income                 (0.02)            -        (0.21)        (0.03)       (0.01)
From net realized capital gains                -             -            -         (2.85)       (0.93)
                                       ----------  ------------  -----------  ------------  -----------
Total distributions                        (0.02)            -        (0.21)        (2.88)       (0.94)
                                       ----------  ------------  -----------  ------------  -----------

Net Asset Value, end of period           $ 10.54        $ 8.84      $ 10.15       $ 12.15      $ 14.88
                                       ==========  ============  ===========  ============  ===========

Total Return                              19.46%        (12.91)%     (15.02)%       2.28%        (1.07)%

Ratios/Supplemental Data:
Net Assets, end of period (000)         $ 12,798      $ 11,468     $ 12,710      $ 13,913     $ 29,870
Ratio of expenses to average
  net assets
    before reimbursement of
      expenses by Adviser                  1.67%         1.78%        1.64%         1.98%        1.61%
    after reimbursement of
      expenses by Adviser                    N/A         1.50%        1.50%         1.50%        1.48%
Ratio of net investment income
  to average net assets
    before reimbursement of
      expenses by Adviser                  0.05%         (0.12)%      0.19%         (0.06)%      (0.29)%
    after reimbursement of
      expenses by Adviser                    N/A         0.16%        0.33%         0.43%        0.04%
Portfolio turnover                        22.03%        39.12%       54.77%        95.46%      126.99%


(a) Net investment income (loss) is based on average shares outstanding during the year.

 See accompanying notes which are an integral part of the financial statements.

FAIRPORT FUNDS

NOTE 1.  ORGANIZATION

     Fairport Funds (the "Trust") is an open-end management investment company and is organized under Ohio law as a business trust under a Declaration of Trust dated September 16, 1994, as amended to date. The Trust currently consists of five funds: Fairport Emerging Growth Fund (the "Emerging Growth Fund"), Fairport International Equity Fund (the "International Equity Fund"), Fairport Growth Fund (the "Growth Fund"), and Fairport Growth and Income Fund (the "Growth and Income Fund") (individually, a "Fund"; collectively, the "Funds"). Fairport Government Securities Fund has a separate annual report. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Emerging Growth Fund's investment objective is capital appreciation. The International Equity Fund's investment objective is long-term capital appreciation by investing primarily in equity securities of non-U.S. companies. The Growth Fund's investment objective is capital appreciation. The Growth and Income Fund's investment objective is capital appreciation and current income. Roulston & Company, Inc. ("Roulston") a wholly owned subsidiary of Fairport Asset Management, LLC, is the Funds' investment adviser.

     As of October 31, 2003, Fifth Third Bank held, for the benefit of others, 28.52% of the Emerging Growth Fund, and 28.72% of the International Equity Fund, respectively. Roulston & Company may be considered to beneficially own shares of the Funds for its various managed accounts over which it has investment authority, amounting to: 65.23% of the Emerging Growth Fund, 79.19% of the International Equity Fund, 26.56% of the Growth Fund and 31.40% of the Growth and Income Fund.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     Security Valuation: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

           Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

           Because the International Equity Fund will invest at times in securities traded on foreign exchanges that trade on days when that Fund does not price its shares, the NAV of that Fund's shares could potentially change on days when shareholders will not be able to purchase or redeem the Fund's shares.

                                                  NOTES TO FINANCIAL STATEMENTS
                                                                October 31, 2003

          The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. The Board of Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the security. In such instances the security will be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

     Redemption Fee: The Emerging Growth Fund, International Equity Fund, Growth Fund and Growth and Income Fund charge a redemption fee of 1% (paid to the funds) on shares redeemed within 30 days of purchase. The fee does not apply to shares purchased through the reinvestment of dividends or other distributions, shareholders whom the Trust does not believe are engaged in market timing activities, and redemptions due retirement plans and certain other omnibus accounts. For the year ended October 31, 2003, the Fund collected $5, $3,244, $68 and $197, respectively in redemption fees. These fees are included in the increase/decrease in net assets from capital transactions amounts in the Statements of Changes in Net Assets.

     Repurchase Agreements: All Funds may enter into repurchase agreements with financial institutions deemed to be creditworthy by Roulston subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed-upon date and price. Securities purchased subject to repurchase agreements are deposited with the applicable Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than the repurchase price plus accrued interest at all times. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.

     Federal Income Taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income semi-annually and net realized capital gains annually. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital and/or net realized gains.

     Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the trade date. Security gains and losses are determined on the identified cost basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities.

     Foreign Currency Translation: The books and records of each Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities for the International Equity Fund are translated, as applicable, into U.S. dollars at the exchange rates prevailing at the end of each business day. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in net unrealized appreciation / (depreciation) on investments.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust and Roulston have entered into an Investment Advisory Agreement (the "Agreement") dated as of October 25, 2001. On October 25, 2001, a majority of shareholders of each Fund approved the Agreement. Prior to October 25, 2001, Roulston served as the Funds' investment adviser with an Investment Advisory Agreement dated as of January 25, 1995.

     Under the terms of the Agreement, Roulston makes the investment decisions for the assets of the Funds and continuously reviews, supervises, and administers the investment program of the Funds. For its services as investment adviser, Roulston receives a fee, at an annual rate of 0.75% of the average daily net assets of each of the Growth Fund and the Growth and Income Fund up to $100 million of such assets and 0.50% of such assets of $100 million or more. With respect to each of the International Equity Fund and the Emerging Growth Fund, Roulston receives a fee at an annual rate of 0.75% of the Fund's average daily net assets. Such fees are calculated daily and paid monthly.

FAIRPORT FUNDS

     Pursuant to Rule 12b-1 under the Act, the Trust has adopted a Distribution and Shareholder Service Plan dated January 20, 1995, as amended as of October 25, 2001 (the "Plan"), under which each Fund is authorized to pay or reimburse Roulston Research Corp. (the "Distributor"), a wholly-owned subsidiary of Roulston, a periodic amount calculated at an annual rate not to exceed 0.25% of the average daily net asset value of such Fund. Such an amount may be used by the Distributor to pay broker-dealers, banks and other institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between the Distributor and the Participating Organization or for distribution assistance and/or shareholder service provided by the Distributor. Under the Plan, a Participating Organization may include the Distributor's affiliates.

     Roulston has agreed with the Trust to waive its investment advisory fee and to reimburse certain other expenses of the Funds through March 1, 2004 to shareholders to the extent necessary to cause total operating expenses as a percentage of net assets of the Emerging Growth Fund, the International Equity Fund, the Growth Fund, and the Growth and Income Fund not to exceed 1.95%, 1.95%, 1.75%, and 1.75%, respectively.

     The Trust has agreed that, if requested by Roulston, any operating expenses reimbursed by Roulston shall be repaid to Roulston by each Fund in the first, second, and third fiscal years following the fiscal year ending October 31, 2003, if the total annual operating expenses of the Fund for each such year or years, after giving effect to the repayment, do not exceed as a percentage of average daily net assets of the Emerging Growth Fund, the International Equity Fund, the Growth Fund, and the Growth and Income Fund, 1.95%, 1.95%, 1.75%, and 1.75%, respectively, or any lower expense limitation to which the Trust and Roulston may agree. For the fiscal year ended October 31, 2003, the Emerging Growth Fund can repay the Advisor $2,659.

     Information regarding these transactions is as follows for the fiscal year ended October 31, 2003:

                                    Emerging        International
                                     Growth            Equity            Growth          Growth and
                                      Fund              Fund              Fund           Income Fund
Investment Advisory Fees:
Fees before waiver                      $ 58,006          $ 58,850          $ 83,622          $ 87,000
Rule 12b-1 Fees                           17,093            17,316            24,529            25,627
Fees waived                               (2,659)                -                 -                 -
                                 ----------------  ----------------  ----------------  ----------------
Net fees and expenses to
  related parties                       $ 72,440          $ 76,166         $ 108,151         $ 112,627
                                 ================  ================  ================  ================


     Certain officers of the Trust are also officers, directors and/or employees of Roulston and the Distributor. The officers serve without direct compensation from the Trust.

NOTE 4.  INVESTMENT TRANSACTIONS

     Purchases and sales of investment securities (excluding short-term securities and United States Government Obligations) for the fiscal year ended October 31, 2003 were as follows:

                                                          Proceeds
                                       Purchases         from Sales
Emerging Growth Fund                    $ 5,564,975        $ 6,011,386
International Equity Fund                 2,479,497          4,371,132
Growth Fund                               5,435,015          6,617,419
Growth and Income Fund                    2,522,780          3,409,523

                                                 NOTES TO FINANCIAL STATEMENTS
                                                                October 31, 2003



NOTE 5.  RISKS RELATING TO FOREIGN SECURITY INVESTMENTS

     Securities in which the International Equity Fund invests may be denominated or quoted in currencies other than the U.S. Dollar. Changes in foreign currency exchange rates may therefore affect the value of the Fund's portfolio. Foreign investments involve special risks not applicable to investments in securities of U.S. issuers. Such securities risks include: imposition of exchange controls or currency devaluations; less extensive regulation of foreign brokers, securities markets and issuers; political, economic or social instability; less publicly available information and less liquidity in the market for such securities; different accounting standards and reporting obligations; foreign economies differ from the U.S. economy (favorably or unfavorably) in areas such as gross domestic product, rates of inflation, unemployment, currency depreciation and balance of payments positions; possibility of expropriation (the taking of property or amending of property rights by a foreign government) or foreign ownership limitations; and excessive or confiscatory taxation.

NOTE 6.  UNREALIZED APPRECIATION AND DEPRECIATION

     At October 31, 2003, the gross unrealized net appreciation and depreciation of securities for financial reporting and Federal income tax purposes consisted of the following:

                                                                             Net
                                  Unrealized        Unrealized       Unrealized
                                 Appreciation      (Depreciation)     App/(Dep)
Emerging Growth                    3,013,083          (227,067)       2,786,016
International Equity Fund            961,899          (724,724)         237,175
Growth Fund                        2,444,155          (796,354)       1,647,801
Growth and Income Fund             2,208,906          (540,521)       1,668,385

     The tax basis unrealized appreciation/depreciation for Emerging Growth varies from financial reporting basis due to un-reversed wash sales of $1,625.

     The aggregate cost of securities for federal income tax purposes at October 31, 2003 was $6,495,823, $7,765,878, $11,002,140, and $11,097,661 for the
Emerging Growth Fund, the International Fund, the Growth Fund, and the Growth and Income Fund, respectively. The difference between book cost and tax cost consists of wash sales in the amount of $1,625 for the Emerging Growth Fund.

NOTE 7.  CAPITAL LOSS CARRYFORWARD

     The Emerging Growth Fund, the International Equity Fund, the Growth Fund and the Growth and Income Fund, as of October 31, 2003 had loss carryforwards for federal income tax purposes in the following amounts:

                                                          Expires
                                        Amount          October 31,
Emerging Growth Fund                       $ 45,254        2008
                                         11,374,410        2009
                                          4,476,889        2010
                                            454,129        2011
International Equity Fund                 2,007,468        2009
                                          2,647,083        2010
                                            730,269        2011
Growth Fund                               2,435,094        2009
                                          4,901,196        2010
                                          2,047,977        2011
Growth and Income Fund                    1,217,760        2008
                                            173,802        2010
                                            780,545        2011

 FAIRPORT FUNDS

     Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future realized gains, the amount offset will not be distributed.

NOTE 8. DISTRIBUTION TO SHAREHOLDERS

Emerging Growth Fund.
There were no distributions during the fiscals year ended October 31, 2003 and 2002.

     As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                $           -
Undistributed long-term capital gain/(accumulated losses)           (16,349,057)
Unrealized appreciation/(depreciation)                                2,784,391
                                                                 --------------
                                                                  $ (13,564,666)
                                                                 ==============

     The difference between financial reporting basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of wash sales.

International Equity Fund.

     The tax character of distributions paid during the fiscal years 2003 and 2002 was as follows:

Distributions paid from:         2003           2002
                              ------------   ------------
         Ordinary Income          $ 9,754       $ 64,463
         Return of Capital         13,328              -
         Long-term Capital Gain         -              -
                               -----------   ------------
                                 $ 23,082       $ 64,463
                              ============   ============

     As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)          $          -
Undistributed long-term capital gain/(accumulated losses)     (5,384,820)
Unrealized appreciation/(depreciation)                           237,175
                                                           -------------
                                                            $ (5,147,645)
                                                           ==============

     Financial reporting basis and tax basis unrealized appreciation/ (depreciation) are substantially the same.

Growth Fund.
There were no distributions during the fiscal years ended October 31, 2003 and 2002.

     As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)           $          -
Undistributed long-term capital gain/(accumulated losses)      (9,384,267)
Unrealized appreciation/(depreciation)                          1,647,801
                                                            --------------
                                                             $ (7,736,466)
                                                            ==============

 FAIRPORT FUNDS                                   NOTES TO FINANCIAL STATEMENTS
                                                           October 31, 2003

     Financial reporting basis and tax basis unrealized appreciation/ (depreciation) are substantially the same.

Growth and Income Fund.

     The tax character of distributions paid during the fiscal years 2003 and 2002 was as follows:

Distributions paid from:           2003             2002
                                ------------    --------------
         Ordinary Income           $ 21,027               $ -
         Long-term Capital Gain           -                 -
                                ------------    --------------
                                   $ 21,027               $ -
                                ============    ==============

     As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)        $       6,327
Undistributed long-term capital gain/(accumulated losses)    (2,172,107)
Unrealized appreciation/(depreciation)                        1,668,385
                                                           -------------
                                                          $    (497,395)
                                                           =============

     Financial reporting basis and tax basis unrealized appreciation/ (depreciation) are substantially the same.

FAIRPORT FUNDS                                   REPORT OF INDEPENDENT AUDITORS


To the Trustees and Shareholders of Fairport Funds

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fairport Emerging Growth Fund, Fairport International Equity Fund, Fairport Growth Fund and Fairport Growth and Income Fund (hereafter referred to as the "Funds") at October 31, 2003, the results of their operations, changes in their net assets and financial highlights for year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and broker, provide a reasonable basis for our opinion. The Funds' statements of changes in net assets for the year ended October 31, 2002 and financial highlights for each of the years presented through October 31, 2002 were audited by other auditors, whose report dated November 19, 2002 expressed an unqualified opinion on those financial statements and financial highlights.


PricewaterhouseCoopers LLP
Columbus, Ohio
December 22, 2003

FAIRPORT FUNDS

The following table provides information regarding each trustee.

============================== ============ ================ ============================= =============== ====================
                                                                                             Number of
                                                Term of                                    Funds in Fund          Other
                               Position(s)    Office* and                                    Complex**     Directorships Held
                                Held With   Length of Time     Principal Occupation(s)      Overseen by        by Trustee
    Name, Address and Age       the Trust       Served          During Past Five Years        Trustee
============================== ============ ================ ============================= =============== ====================
Independent Trustees:

Mark S. Biviano                  Trustee      Since 2001     Vice President and                  5                None
1795 W. Market Street                                        Executive Sales Director,
Akron, Ohio 44313                                            Rubber City Radio Group (a
Age:  50                                                     seven station radio group),
                                                             since November 1993.

David B. Gale                    Trustee      Since 1998     Executive Director of North         5                None
2775 Bishop Road                                             American Association of
Suite B                                                      State and Provincial
Willoughby Hills, Ohio                                       Lotteries (non-profit
44092                                                        association of sanctioned
Age:  51                                                     lotteries) since March,
                                                             1995; President of DBG
                                                             Consulting, Inc.
                                                             (management consulting
                                                             firm) since December, 1994.

Carolyn D. Pizzuto               Trustee      Since 2001     Vice President of Human             5                None
PO Box 5190                                                  Resources, Kent State
Kent, Ohio 44242                                             University, since 2002;
Age:  53                                                     Founder and Chief Executive
                                                             Officer, CDA  Management
                                                             Consulting, Inc.
                                                             (management consulting
                                                             firm), since 1991.

Other Trustees:

Thomas V. Chema                  Trustee      Since 2001(1)  Interim President, Hiram            5           Trans Technology
P.O. Box 67                                                  College, since 2003;                              Corporation
Hirim, Ohio 44115                                            Partner, Arter & Hadden LLP
Age:  57                                                     (law firm), from 1989 to
                                                             2003; since June, 1994,
                                                             President, Gateway
                                                             Consultants Group, Inc.
                                                             (sports and related public
                                                             facilities consulting).
------------------------------ ------------ ---------------- ----------------------------- --------------- --------------------


     * Each Trustee serves as such during the continued lifetime of the Trust until he dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees, and until the election and qualification of his successor.

     ** For purposes of this Table, Fund Complex means one or more mutual funds, including the Funds, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related.

     (1) Mr. Chema served as Trustee of the Trust from the Trust's inception in 1994 until September 2001, and then was re-elected by shareholders of the Trust in October 2001.

                        INFORMATION REGARDING TRUSTEES & Officers (Unaudited)

Officers of the Trust:


================================= ============================ ========================= =======================================

                                       Position(s) Held          Term of Office* and      Principal Occupation(s) During Past
     Name, Address and Age              With the Trust          Length of Time Served                  Five Years
================================= ============================ ========================= =======================================
Scott D. Roulston                          President                  Since 1994         Board of Managers and Chief Executive
3636 Euclid Avenue                                                                       Officer of Fairport Asset Management,
Cleveland, Ohio 44115                                                                    LLC since October 2001; President and
Age:  46                                                                                 Director of Roulston & Company, Inc.
                                                                                         and Roulston Research Corp. since
                                                                                         1990.

Charles A. Kiraly                   Secretary and Assistant           Since 1996         Vice President of Fairport Asset
3636 Euclid Avenue                         Treasurer                                     Management, LLC since October 2001.,
Cleveland, Ohio 44115                                                                    Vice President of Mutual Fund
Age:  34                                                                                 Administration, prior to, Manager of
                                                                                         Mutual Fund Administration and an
                                                                                         employee of Roulston & Company, Inc.
                                                                                         since April, 2000; prior thereto,
                                                                                         Senior Dealer Service Representative
                                                                                         at BISYS Fund Services, Ohio, Inc.
                                                                                         (mutual fund services company). since
                                                                                         April, 1996

Kenneth J. Coleman                         Treasurer                  Since 1999         Senior Managing Director of Fairport
3636 Euclid Avenue                                                                       Asset Management, LLC since October
Cleveland, Ohio 44115                                                                    2001. Joined Roulston & Company in
Age:  47                                                                                 January 1999 and has served as Chief
                                                                                         Operating Officer since September
                                                                                         1999. From August 1997 to December 1998,
                                                                                         President of the Insurance Services Group
                                                                                         of National City Corporation (bank holding
                                                                                         company). For ten years prior thereto,
                                                                                         Executive at Capitol American Financial
                                                                                         Corporation (an insurance company.)

Karen A. Veselic                      Assistant Secretary             Since 2000         Senior Accountant for Fairport Asset
3636 Euclid Avenue                                                                       Management, LLC since October 2001.
Cleveland, Ohio 44115                                                                    Senior Accountant with Roulston &
Age:  33                                                                                 Company, Inc. since December 1997.
                                                                                         From August, 1994 to December, 1997,
                                                                                         Senior Accountant at Bunton
                                                                                         Corporation dba Pella Window & Door
                                                                                         Co.



                 PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request: (1) by calling the Fund at 1-800-332-6459; (2) on the Fund's website at www.fairportfunds.com ; and (3) on the SEC's website at www.sec.gov.

FAIRPORT FUNDS
Chart a Course You Can Trust (SM)

3636 Euclid Ave.
Cleveland, OH 44115
1-800-332-6459

Trustees:
Thomas V. Chema
David B. Gale
Carolyn D. Pizzuto
Mark S. Biviano

Officers:
Scott D. Roulston, President
Kenneth J. Coleman, Treasurer
Charles A. Kiraly, Secretary

Adviser:
Roulston & Company, Inc.
a subsidiary of Fairport Asset Management, LLC.
3636 Euclid Ave.
Cleveland, OH 44115

Distributor:
Roulston Research Corp.
3636 Euclid Ave.
Cleveland, OH 44115

Administrator & Transfer Agent:
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

Legal Counsel:
Thompson Hine LLP
312 Walnut Street, Suite 1400
Cincinnati, OH 45202

Independent Auditors:
PricewaterhouseCoopers LLP
100 East Broad Street, Suite 2100
Columbus, OH 43215

For information, call 1-800-332-6459 or visit us online at www.fairportfunds.com

Fairport Funds take their logo from the historic Fairport Harbor Lighthouse, located on Lake Erie at the Grand River, just east of the Funds' headquarters in Cleveland, Ohio. Originally built in 1825, the Fairport Harbor Lighthouse guided ships safely in and out of the harbor for 100 years. In its early years the lighthouse was considered the gateway to the Western Reserve and the vast frontiers of the Northwest Territories and beyond. Later the lighthouse served as a beacon and supply stop for pioneers and travelers on their way to western Great Lakes ports and beyond. The original brick structure was rebuilt in 1871 of sandstone blocks, as it remains today.



This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information. The information regarding the Fairport Funds should not be construed as a recommendation to buy or sell any particular security. The composition of each Fund is subject to change.

Item 2. Code of Ethics.

     (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) Amendments:

     During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)      Waivers

     During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

     (a) The registrant's board of trustees has determined that David Gale is an audit committee financial expert. He acquired his attributes through experience and is considered to be independent.

Item 4. Principal Accountant Fees and Services.  N/A

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 29, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.
(a)(1)   Code is filed herewith
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)      Certification required by Item 10(b) of Form N-CSR is filed herewith.


                           SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Fairport Funds

By
         /s/ Scott D. Roulston
---------------------------------------
         Scott D. Roulston, President

Date     December 29, 2003



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
         /s/ Scott D. Roulston
--------------------------------------------
         Scott D. Roulston, President

Date     December 29, 2003

By
         /s/ Kenneth J. Coleman
----------------------------------------
         Kenneth J. Coleman, Treasurer

Date     December 29, 2003